UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8416
                                   ---------------------------------------------

                        Touchstone Variable Series Trust
                        --------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
                      ------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:  12/31
                          ------------------

Date of reporting period: 06/30/09
                          ------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009
                                                                     (UNAUDITED)


Semi-Annual Report
--------------------------------------------------------------------------------


TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Baron Small Cap Growth Fund

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Large Cap Core Equity Fund

Touchstone Mid Cap Growth Fund

Touchstone Money Market Fund

Touchstone Third Avenue Value Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund

--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE(R)
       INVESTMENTS

                                                                           3
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

TABULAR PRESENTATION OF SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(UNAUDITED)                                                        June 30, 2009

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
                     TOUCHSTONE BARON SMALL CAP GROWTH FUND
                     --------------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Consumer Discretionary                                                     36.9
Health Care                                                                14.5
Financials                                                                 12.9
Energy                                                                     10.0
Industrials                                                                 8.6
Consumer Staples                                                            6.1
Utilities                                                                   2.9
Telecommunication Services                                                  1.9
Investment Funds                                                           18.9
Other Assets/Liabilities (Net)                                            (12.7)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           TOUCHSTONE HIGH YIELD FUND
                           --------------------------

CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
AAA/Aaa                                                                     1.5
A/A                                                                         2.3
BBB/Baa                                                                     2.6
BB                                                                         31.2
B                                                                          50.7
CCC                                                                        10.2
Cash                                                                        1.5
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE MID CAP GROWTH FUND
                         ------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Industrials                                                                19.0
Information Technology                                                     17.5
Health Care                                                                13.4
Consumer Discretionary                                                     13.2
Financials                                                                 11.4
Energy                                                                      9.7
Materials                                                                   5.8
Consumer Staples                                                            3.6
Utilities                                                                   2.1
Telecommunication Services                                                  0.9
Investment Funds                                                           21.4
Other Assets/Liabilities (Net)                                            (18.0)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TOUCHSTONE THIRD AVENUE VALUE FUND
                       ----------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financials                                                                 35.9
Energy                                                                     18.7
Information Technology                                                     14.8
Materials                                                                  12.4
Consumer Discretionary                                                      8.1
Health Care                                                                 1.6
Industrials                                                                 0.9
Utilities                                                                   0.1
Investment Funds                                                           14.5
Other Assets/Liabilities (Net)                                             (7.0)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            TOUCHSTONE CORE BOND FUND
                            -------------------------

CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
U.S. Treasury                                                              13.6
U.S. Agency                                                                12.5
AAA/Aaa                                                                    20.4
AA/Aa                                                                       4.7
A/A                                                                        16.2
BBB/Baa                                                                    20.2
BB/Ba                                                                       1.4
B/B                                                                         6.5
Other                                                                       4.5
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     TOUCHSTONE LARGE CAP CORE EQUITY FUND
                     -------------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     22.4
Energy                                                                     13.4
Health Care                                                                12.7
Consumer Staples                                                           12.1
Financials                                                                 11.4
Industrials                                                                10.8
Consumer Discretionary                                                      7.9
Utilities                                                                   2.6
Materials                                                                   2.4
Telecommunication Services                                                  2.3
Investment Funds                                                           23.6
Other Assets/Liabilities (Net)                                            (21.6)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE MONEY MARKET FUND
                          ----------------------------

CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
A-1/P-1F-1                                                                 99.7
FW1(NR)                                                                     0.3
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Corporate Notes/Commercial Paper                                           41.2
Variable Rate Demand Notes                                                 41.1
U.S. Government Securities                                                 13.1
Taxable Municipal Bonds                                                     2.9
Bank CD/TD                                                                  1.7
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------

--------------------------------------------------------------------------------

    4
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Schedules of Investments continued

--------------------------------------------------------------------------------
                         TOUCHSTONE AGGRESSIVE ETF FUND
                         ------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.2
Investment Funds                                                            8.4
Other Assets/Liabilities (Net)                                             (7.6)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        TOUCHSTONE CONSERVATIVE ETF FUND
                        --------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.2
Investment Funds                                                           14.2
Other Assets/Liabilities (Net)                                            (13.4)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE ENHANCED ETF FUND
                          ----------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.2
Investment Funds                                                            4.7
Other Assets/Liabilities (Net)                                             (3.9)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE MODERATE ETF FUND
                          ----------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.1
Investment Funds                                                            5.8
Other Assets/Liabilities (Net)                                             (4.9)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

                                                                           5
                                                                           -----
                                          --------------------------------------
                                          TOUCHSTONE BARON SMALL CAP GROWTH FUND
                                          --------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2009 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 93.8%
   CONSUMER DISCRETIONARY -- 36.9%
       4,000   Cheesecake Factory, Inc. (The)*                   $       69,200
      10,000   Choice Hotels International, Inc.                        266,100
      16,500   DeVry, Inc.                                              825,659
      30,000   Dick's Sporting Goods, Inc.*                             516,000
       1,500   Interactive Data Corp.                                    34,710
      11,250   J. Crew Group, Inc.* +                                   303,975
       8,000   Lamar Advertising Co. - Class A* +                       122,160
      24,000   LKQ Corp.*                                               394,800
       5,000   Mohawk Industries, Inc.*                                 178,400
       5,500   Morningstar, Inc.*                                       226,765
       3,000   Panera Bread Co.*                                        149,580
      10,000   Peet's Coffee & Tea, Inc.*                               252,000
       8,000   Penn National Gaming, Inc.*                              232,880
      20,000   Penske Automotive Group, Inc. +                          332,800
       6,000   Polo Ralph Lauren Corp. - Class A                        321,240
       5,000   Sonic Corp.*                                              50,150
       3,500   Strayer Education, Inc.                                  763,385
       8,719   Tetra Tech*                                              249,799
       7,500   Under Armour, Inc. - Class A* +                          167,850
      10,000   Vail Resorts, Inc.*                                      268,200
       4,000   Wynn Resorts, Ltd.* +                                    141,200
--------------------------------------------------------------------------------
                                                                      5,866,853
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 6.1%
       7,000   Church & Dwight Co., Inc. +                              380,170
       8,000   Ralcorp Holdings*                                        487,360
       5,000   Whole Foods Market, Inc. +                                94,900
--------------------------------------------------------------------------------
                                                                        962,430
--------------------------------------------------------------------------------
   ENERGY -- 10.0%
      15,000   Encore Acquisition Co.*                                  462,750
      13,000   FMC Technologies, Inc.* +                                488,540
       5,000   SEACOR Holdings, Inc.*                                   376,200
      14,000   Southern Union Co.                                       257,460
--------------------------------------------------------------------------------
                                                                      1,584,950
--------------------------------------------------------------------------------
   FINANCIALS -- 12.9%
       1,500   Alexander's, Inc.                                        404,400
       2,500   Alexandria Real Estate Equities, Inc.                     89,475
      12,000   Arch Capital Group, Ltd.*                                702,960
       5,500   Cohen & Steers, Inc.                                      82,225
       2,752   Digital Realty Trust +                                    98,659
       9,000   Eaton Vance Corp.                                        240,750
      20,000   Jefferies Group, Inc.                                    426,600
--------------------------------------------------------------------------------
                                                                      2,045,069
--------------------------------------------------------------------------------
   HEALTH CARE -- 14.5%
      16,000   AMERIGROUP Corp.* +                                      429,600
       5,000   Charles River Laboratories
               International, Inc.*                                     168,750
       3,000   Chemed Corp.                                             118,440
      12,700   Community Health Systems, Inc.*                          320,675
      11,000   Edwards Lifesciences Corp.*                              748,330
       3,500   Gen-Probe, Inc.*                                         150,430
         800   IDEXX Laboratories, Inc.*                                 36,960
       1,000   Techne Corp.                                              63,810
       9,825   VCA Antech, Inc.*                                        262,328
--------------------------------------------------------------------------------
                                                                      2,299,323
--------------------------------------------------------------------------------
   INDUSTRIALS -- 8.6%
       5,500   AECOM Technology Corp.*                                  176,000
      15,000   Copart, Inc.*                                            520,050
       6,500   CoStar Group, Inc.*                                      259,155
      15,750   Genesee & Wyoming, Inc.*                                 417,533
--------------------------------------------------------------------------------
                                                                      1,372,738
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 1.9%
      12,500   SBA Communications Corp.*                                306,750
--------------------------------------------------------------------------------
   UTILITIES -- 2.9%
      10,000   ITC Holdings Corp.                                       453,600
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   14,891,713
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 18.9%
   1,972,033   Invesco AIM Liquid Assets Portfolio **                 1,972,033
   1,031,350   Touchstone Institutional
               Money Market Fund ^                                    1,031,350
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    3,003,383
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 112.7%
(COST $13,410,365)                                               $   17,895,096
LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.7%)                     (2,009,594)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   15,885,502
--------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $1,907,350.

**    Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       Valuation Inputs at Reporting Date:

Description             Level 1         Level 2        Level 3         Total
--------------------------------------------------------------------------------
Common Stock          $ 14,891,714   $         --   $         --   $ 14,891,714
Mutual Funds             3,003,382             --             --      3,003,382
                      ---------------------------------------------------------
                                                                   $ 17,895,096

The accompanying notes are an integral part of the financial statements.

    6
-----

-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2009 (Unaudited)

 Principal                                 Interest   Maturity
  Amount                                     Rate       Date          Value

CORPORATE BONDS -- 43.5%
   AEROSPACE & DEFENSE -- 0.5%
$    180,000   BAE Systems
               Holdings, Inc., 144A          6.40     12/15/11   $      190,950
--------------------------------------------------------------------------------
   BANKING -- 0.5%
     190,000   Key Bank NA                   5.50      9/17/12          187,943
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 1.8%
     255,000   CRH America, Inc.             5.30     10/15/13          237,499
     190,000   PepsiAmericas, Inc.           4.38      2/15/14          191,381
     215,000   Walt Disney Co.               4.50     12/15/13          224,129
--------------------------------------------------------------------------------
                                                                        653,009
--------------------------------------------------------------------------------
   COURIER SERVICES -- 1.0%
     225,000   Fedex Corp.                   7.38      1/15/14          242,999
     110,000   United Parcel Service         3.88       4/1/14          113,430
--------------------------------------------------------------------------------
                                                                        356,429
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 4.3%
     215,000   Centerpoint
               Energy, Inc.                  5.95       2/1/17          187,868
     145,000   Duke Capital                  8.00      10/1/19          153,056
     155,000   Electricite de
               France, 144A                  6.50      1/26/19          169,760
     160,000   Enel Finance
               International, 144A           6.25      9/15/17          167,052
     145,000   FPL Group
               Capital, Inc.                 6.35      10/1/66          113,100
     210,000   Midamerican
               Energy Holdings               6.13       4/1/36          207,581
     180,000   NiSource Finance
               Corp.                         6.15       3/1/13          178,925
     195,000   Pepco Holdings, Inc.
               FRN                           1.29       9/1/09          191,235
     175,000   Southern Power Co.            4.88      7/15/15          169,269
--------------------------------------------------------------------------------
                                                                      1,537,846
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 8.6%
     235,000   American Express
               Credit Corp.                  5.88       5/2/13          233,348
     180,000   American Water
               Capital Corp.                 6.59     10/15/37          157,893
     235,000   Bank of America
               Corp.                         7.38      5/15/14          242,759
     190,000   Caterpillar Financial
               Services                      5.45      4/15/18          180,890
     170,000   Citigroup, Inc.               5.50      4/11/13          159,332
     295,000   Countrywide
               Home Loan                     4.13      9/15/09          295,962
     290,000   General Electric
               Capital Corp.                 5.63       5/1/18          274,277
     200,000   Goldman Sachs
               Group, Inc.                   7.50      2/15/19          214,154
     235,000   John Deere
               Capital Corp.                 5.35       4/3/18          233,595
     125,000   JPMorgan
               Chase & Co.                   6.30      4/23/19          125,728
     135,000   JPMorgan
               Chase & Co.                   6.40      5/15/38          135,340
     160,000   Met Life Global
               Funding, 144A                 5.13      6/10/14          158,755
     225,000   Morgan Stanley                5.63       1/9/12          230,267
     255,000   New York Life
               Global Funding, 144A          4.65       5/9/13          258,649
     220,000   XSTRATA Finance
               Canada, 144A                  5.50     11/16/11          216,784
--------------------------------------------------------------------------------
                                                                      3,117,733
--------------------------------------------------------------------------------
   FOOD -- 1.8%
     190,000   Anheuser-Busch
               Inbev, 144A                   8.20      1/15/39          211,598
     225,000   Coca-Cola Co.                 3.63      3/15/14          227,559
     180,000   McDonald's Corp.              6.30     10/15/37          194,261
--------------------------------------------------------------------------------
                                                                        633,418
--------------------------------------------------------------------------------
   HEALTH CARE -- 2.1%
     240,000   Novartis
               Capital Corp.                 4.13      2/10/14          247,049
     225,000   Pfizer, Inc.                  4.45      3/15/12          236,079
     260,000   Roche Holdings,
               Inc., 144A                    5.00       3/1/14          271,935
--------------------------------------------------------------------------------
                                                                        755,063
--------------------------------------------------------------------------------
   INDUSTRIALS -- 1.2%
     190,000   Allied Waste
               North America                 6.13      2/15/14          191,900
     220,000   Illinois Tool
               Works, Inc., 144A             5.15       4/1/14          231,190
--------------------------------------------------------------------------------
                                                                        423,090
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 3.1%
     195,000   Comcast Corp.                 5.70       7/1/19          193,230
     175,000   News America, Inc.,
               144A                          6.90       3/1/19          182,354
     280,000   Time Warner
               Cable, Inc.                   6.20       7/1/13          295,019
     225,000   Time Warner, Inc.             6.88       5/1/12          240,693
     225,000   Viacom, Inc.                  6.25      4/30/16          221,661
--------------------------------------------------------------------------------
                                                                      1,132,957
--------------------------------------------------------------------------------
   METALS & MINING -- 1.7%
     220,000   Arcelormittal                 5.38       6/1/13          210,713
     165,000   Nucor Corp.                   5.00       6/1/13          172,207
     225,000   Rio Tinto
               Finance USA, Ltd.             6.50      7/15/18          225,132
--------------------------------------------------------------------------------
                                                                        608,052
--------------------------------------------------------------------------------
   MISCELLANEOUS -- 4.9%
   1,958,000   Dow Jones CDX
               HY 10-T, 144A                 8.88      6/29/13        1,781,781
--------------------------------------------------------------------------------
   OIL & GAS -- 2.2%
     120,000   Encana Corp.                  6.50      8/15/34          121,886
     140,000   Plains All American
               Pipeline                      6.65      1/15/37          129,885
     110,000   R.R. Donnelley &
               Sons Co.                      5.63      1/15/12          106,267
     195,000   Rockies Express
               Pipeline, 144A                6.25      7/15/13          196,302
     250,000   Williams Cos., Inc.,
               144A                          6.38      10/1/10          249,951
--------------------------------------------------------------------------------
                                                                        804,291

--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.

                                                                           7
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------

 Principal                                 Interest   Maturity
  Amount                                     Rate       Date          Value

CORPORATE BONDS -- 43.5% - continued
   RAILROAD TRANSPORTATION -- 0.7%
$    230,000   Norfolk Southern
               Corp.                         5.75       4/1/18   $      235,165
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 1.3%
     155,000   Avalonbay
               Communities                   5.75      9/15/16          144,300
     200,000   Brandywine
               Operating Partnership         5.40      11/1/14          155,288
     175,000   WEA Finance, 144A             5.70      10/1/16          151,526
--------------------------------------------------------------------------------
                                                                        451,114
--------------------------------------------------------------------------------
   RETAIL -- 1.4%
     140,000   Federated
               Retail Holding                5.35      3/15/12          127,430
     170,000   Kroger Co.                    6.80       4/1/11          179,972
     195,000   Wal-Mart Stores, Inc.         6.20      4/15/38          209,559
--------------------------------------------------------------------------------
                                                                        516,961
--------------------------------------------------------------------------------
   SOVEREIGN BONDS -- 1.4%
     285,000   Ontario Province              4.95     11/28/16          290,285
     210,000   Quebec Province               4.63      5/14/18          207,795
--------------------------------------------------------------------------------
                                                                        498,080
--------------------------------------------------------------------------------
   TECHNOLOGY -- 1.7%
     190,000   Cisco Systems, Inc.           4.95      2/15/19          189,991
     175,000   IBM Corp.                     7.63     10/15/18          209,173
     220,000   Oracle Corp.                  5.00       7/8/19          219,179
--------------------------------------------------------------------------------
                                                                        618,343
--------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 3.3%
     105,000   AT&T, Inc.                    5.50       2/1/18          104,846
     225,000   AT&T, Inc.                    6.55      2/15/39          224,600
     175,000   Deutsche Telekom
               Finance                       5.38      3/23/11          182,120
     190,000   France
               Telecommunications            4.38       7/8/14          191,478
     180,000   Rogers Wireless, Inc.         7.50      3/15/15          195,803
     175,000   Verizon
               Communications                6.25       4/1/37          169,106
     115,000   Vodafone Group
               PLC FRN                       0.97      9/16/09          112,248
--------------------------------------------------------------------------------
                                                                      1,180,201
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                             $  15,682,426
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 12.7%
     181,389   FNMA                          4.50       6/1/18          188,184
     308,907   FNMA                          5.50      11/1/22          323,705
     229,770   FNMA                          5.00       6/1/23          238,108
      38,445   FNMA                          8.00       5/1/30           41,949
      29,448   FNMA                          7.50       1/1/31           32,150
   2,475,000   FNMA Pool #9058               4.50       7/1/18        2,524,500
     252,782   FNMA Pool #974401             4.50       4/1/23          258,327
     292,145   FNMA Pool #974403             4.50       4/1/23          298,553
     249,023   FNMA Pool #995220             6.00      11/1/23          264,105
     296,677   FNMA Pool #995472             5.00      11/1/23          307,442
      30,647   GNMA                          4.63      9/20/24           31,391
      46,217   GNMA                          4.00     10/17/29           45,566
       4,334   GNMA                          8.00      7/15/30            4,656
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                            $  4,558,636
--------------------------------------------------------------------------------

MORTGAGE RELATED SECURITIES -- 22.3%
     171,290   Bear Stearns
               Commercial
               Mortgage, Series
               2002-TOP6,
               Class A1                      5.92     10/15/36          174,206
     575,000   Bear Stearns
               Commercial
               Mortgage, Series
               2005-PWR9,
               Class A4A                     4.87      9/11/42          487,996
     550,000   Bear Stearns
               Commercial
               Mortgage,Series
               2007-PW16,
               Class A4                      5.72       7/1/09          451,373
     180,000   California State
               Taxable                       5.95       4/1/16          175,513
     135,000   Commercial
               Mortgage
               Pass-Through
               Certificate, Series
               2005-C6, Class A5A            5.12      6/10/44          109,989
     613,178   Countrywide
               Securities, Series
               2007-S1, Class A5             6.02     11/25/36          175,450
     206,959   Credit Suisse First
               Boston Mortgage
               Securities Corp.,
               Series 2002-CKN2,
               Class A2                      5.94      4/15/37          207,700
     846,822   Credit Suisse First
               Boston Mortgage
               Securities Corp.,
               Series 2005-5,
               Class 6A2                     5.00      7/25/35          835,035
     549,403   Credit Suisse
               First Boston
               Mortgage Securities
               Corp., Series 2005-9,
               Class 2A1                     5.50     10/25/35          402,266
     250,000   CW Capital Cobalt,
               Series 2006-C1,
               Class A4                      5.22      8/15/48          179,872
     393,647   Deutsche Bank
               Alternative
               Loan Trust, Series
               2003-2XS, Class A6            4.97      9/25/33          356,318
     700,000   Deutsche Bank
               Alternative Loan
               Trust, Series
               2005-3, Class 4A4             5.25      6/25/35          473,157
     600,000   GE Capital
               Commercial
               Mortgage Corp.,
               Series 2002-2A,
               Class A3                      5.35      8/11/36          599,895

The accompanying notes are an integral part of the financial statements.

    8
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                 Interest   Maturity
  Amount                                     Rate       Date          Value

MORTGAGE RELATED SECURITIES -- 22.3% - continued
$    333,619   GE Capital
               Commercial
               Mortgage Corp.,
               Series 2004-C1,
               Class A2                      3.92     11/10/38   $      326,857
     326,116   IMPAC Secured
               Assets Corp., Series
               2003-2, Class A1              5.50      8/25/33          287,695
     298,842   JPMorgan Chase
               Commercial
               Mortgage Securities,
               Series 2006-LDP8,
               Class A1                      5.24      5/15/45          301,312
     270,935   Merrill Lynch
               Mortgage Trust,
               Series 2003-KEY1,
               Class A2                      4.44     11/12/35          268,798
     117,524   Morgan Stanley
               Capital I, Series
               2006-HQ8,
               Class A1                      5.12      3/12/44          117,380
     700,000   Morgan Stanley
               Mortgage Loan
               Trust, Series
               2007-3XS,
               Class 2A4S                    5.96      1/25/47          265,729
     271,337   Residential Asset
               Securitization
               Trust, Series
               2005-A6CB,
               Class A8                      5.50      6/25/35          144,402
     330,261   Residential Asset
               Securitization
               Trust, Series
               2006-A1,
               Class 1A3                     6.00      4/25/36          231,913
     173,649   Residential
               Funding Mortgage
               Securities I,
               Series 2006-S2,
               Class A2                      5.75      2/25/36          113,450
     363,806   Structured Asset
               Securities Corp.,
               Series 2005-17,
               Class 5A1                     5.50     10/25/35          266,374
     341,541   Wachovia Bank
               Commercial
               Mortgage Trust,
               Series 2006-C28,
               Class A1                      5.32     10/15/48          344,132
     291,367   Washington Mutual
               Alternative Loan
               Trust, Series 2005-9,
               Class 2A4                     5.50     11/25/35          251,236
     527,403   Wells Fargo
               Mortgage Backed
               Securities, Series
               2004-B, Class A1              4.93      2/25/34          471,243
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                                $    8,019,291
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.0%
   5,290,907   U.S. Treasury
               Inflation Index Note          2.00      1/15/14        5,411,603
     360,000   U.S. Treasury Note            2.63      6/30/14          361,127
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                  $    5,772,730
--------------------------------------------------------------------------------

    Shares                                                            Value

PREFERRED STOCK -- 0.3%
   FINANCIAL SERVICES -- 0.3%
       7,900   Citigroup VIII                                    $      122,371
--------------------------------------------------------------------------------
INVESTMENT FUND -- 12.4%
   4,470,705   Touchstone Institutional
               Money Market Fund ^                               $    4,470,705
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.2%
(COST $40,245,183)                                               $   38,626,159
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.2%)                      (2,591,661)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   36,034,498
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities were valued at $4,438,587 or 12.3% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       Valuation Inputs at Reporting Date:
Description             Level 1         Level 2        Level 3         Total
--------------------------------------------------------------------------------
Corporate Bonds       $         --   $ 15,620,207   $         --   $ 15,620,207
FNMA                            --      1,952,522             --      1,952,522
GNMA                            --         36,047             --         36,047
Mortgage Related                --     10,651,576             --     10,651,576
Preferred Stock            122,371             --             --        122,371
Mutual Funds             4,470,706             --             --      4,470,706
U.S. Treasury                   --      5,772,730             --      5,772,730
                      ---------------------------------------------------------
                                                                 $   38,626,159

The accompanying notes are an integral part of the financial statements.

                                                                           9
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2009 (Unaudited)

 Principal                                 Interest   Maturity
  Amount                                     Rate       Date          Value

CORPORATE BONDS -- 95.2%
   AEROSPACE & DEFENSE -- 0.7%
$    100,000   B/E Aerospace, Inc.           8.50       7/1/18   $       94,250
     120,000   Moog, Inc.                    7.25      6/15/18          112,200
--------------------------------------------------------------------------------
                                                                        206,450
--------------------------------------------------------------------------------
   AUTOMOTIVE -- 6.5%
     503,000   Asbury Automotive
               Group                         8.00      3/15/14          417,490
      12,000   Asbury Automotive
               Group                         7.63      3/15/17            8,520
     200,000   Ford Motor
               Credit Co.                    7.88      6/15/10          189,973
     300,000   Ford Motor
               Credit Co.                    7.00      10/1/13          241,210
     162,000   GMAC LLC, 144A                6.88      9/15/11          141,750
     265,000   GMAC LLC, 144A                6.63      5/15/12          221,275
     500,000   Tenneco
               Automotive, Inc.             10.25      7/15/13          473,750
     346,000   United Auto
               Group, Inc.                   7.75     12/15/16          279,395
--------------------------------------------------------------------------------
                                                                      1,973,363
--------------------------------------------------------------------------------
   BUILDING PRODUCTS -- 4.2%
     610,000   Gibraltar
               Industries, Inc.              8.00      12/1/15          457,500
     120,000   Texas
               Industries, Inc.              7.25      7/15/13          107,700
     500,000   Texas
               Industries, Inc., 144A        7.25      7/15/13          452,500
     405,000   U.S. Concrete                 8.38       4/1/14          265,275
--------------------------------------------------------------------------------
                                                                      1,282,975
--------------------------------------------------------------------------------
   CHEMICALS -- 0.4%
     150,000   Polyone Corp.                 8.88       5/1/12          126,000
--------------------------------------------------------------------------------
   COAL -- 2.9%
   1,210,000   Massey Energy Co.             3.25       8/1/15          798,600
      82,000   Peabody Energy
               Corp.                         7.38      11/1/16           77,490
--------------------------------------------------------------------------------
                                                                        876,090
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 3.1%
     349,000   First Data Corp.              9.88      9/24/15          247,790
     309,000   SunGard Data
               Systems, Inc.                 9.13      8/15/13          292,005
     419,000   SunGard Data
               Systems, Inc.                10.25      8/15/15          387,051
--------------------------------------------------------------------------------
                                                                        926,846
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 2.5%
     272,000   Jarden Corp. +                7.50       5/1/17          238,000
     535,000   Visant Holding Corp.          8.75      12/1/13          525,638
--------------------------------------------------------------------------------
                                                                        763,638
--------------------------------------------------------------------------------
   ENERGY -- 15.1%
     700,000   Atlas Pipeline
               Partners                      8.13     12/15/15          500,500
     164,000   Atlas Pipeline
               Partners                      8.75      6/15/18          112,340
     396,000   Chesapeake
               Energy Corp.                  9.50      2/15/15          398,970
      49,000   Chesapeake
               Energy Corp.                  6.50      8/15/17           41,160
     311,000   Connacher
               Oil & Gas, 144A              10.25     12/15/15          188,155
     187,000   Forest Oil Corp.              7.25      6/15/19          167,365
     385,000   Gibson Energy                11.75      5/27/14          381,150
     644,000   Helix Energy
               Solutions, 144A               9.50      1/15/16          587,650
     529,000   Hilcorp Energy, 144A          7.75      11/1/15          447,005
      44,000   Hilcorp Energy, 144A          9.00       6/1/16           38,280
     350,000   Holly Energy
               Partners LP                   6.25       3/1/15          301,875
     348,000   Petrohawk Energy
               Corp., 144A                  10.50       8/1/14          355,830
     259,000   Targa Resources
               Partners                      8.25       7/1/16          219,503
     329,000   Targa Resources
               Partners, 144A               11.25      7/15/17          312,461
     682,000   United Refining Co.          10.50      8/15/12          531,960
--------------------------------------------------------------------------------
                                                                      4,584,204
--------------------------------------------------------------------------------
   ENVIRONMENTAL -- 0.5%
     150,000   Browning-Ferris
                  Industries, Inc.           9.25       5/1/21          156,965
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 0.6%
     248,000   Nuveen Investments,
                  Inc., 144A                10.50     11/15/15          171,120
--------------------------------------------------------------------------------
   HEALTH CARE -- 5.5%
     200,000   Apria Healthcare
               Group                        11.25      11/1/14          193,000
     250,000   Axcan Intermediate
               Holdings                      9.25       3/1/15          251,250
     260,000   HCA, Inc.                     5.75      3/15/14          208,000
     250,346   HCA, Inc.                     9.63     11/15/16          247,843
      45,000   Iasis Healthcare              8.75      6/15/14           44,100
     316,000   Invacare Corp.                9.75      2/15/15          319,160
     253,000   Res-Care, Inc.                7.75     10/15/13          236,555
     208,000   Universal Hospital
               Services FRN                  4.64     11/30/09          167,440
--------------------------------------------------------------------------------
                                                                      1,667,348
--------------------------------------------------------------------------------
   HOMEFURNISHINGS -- 0.4%
     129,000   Sealy Mattress Co.            8.25      6/15/14          106,102
      23,000   Sealy Mattress Co.,
               144A                         10.88      4/15/16           24,093
--------------------------------------------------------------------------------
                                                                        130,195
--------------------------------------------------------------------------------
   HOUSING -- 2.2%
     315,000   Beazer Homes USA              6.88      7/15/15          148,050
     400,000   M/I Homes, Inc.               6.88       4/1/12          320,000
     250,000   Meritage Homes
               Corp.                         6.25      3/15/15          196,250
--------------------------------------------------------------------------------
                                                                        664,300
--------------------------------------------------------------------------------
   INDUSTRIALS -- 4.1%
     448,000   Buckeye
               Technologies, Inc.            8.50      10/1/13          416,640
     416,000   Cellu Tissue
               Holdings, 144A               11.50       6/1/14          408,720
      12,000   General Cable Corp.           7.13       4/1/17           10,890
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   10
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                 Interest   Maturity
  Amount                                     Rate       Date          Value

CORPORATE BONDS -- 95.2% - continued
   INDUSTRIALS -- 4.1% - continued
$    492,000   Mueller Water
               Products                      7.38       6/1/17   $      362,850
      30,000   Solo Cup Co., 144A           10.50      11/1/13           30,075
--------------------------------------------------------------------------------
                                                                      1,229,175
--------------------------------------------------------------------------------
   LODGING -- 0.3%
     100,000   Wyndham Worldwide             9.88       5/1/14           99,667
--------------------------------------------------------------------------------
   MANUFACTURING -- 0.6%
     200,000   Trinity Industries, Inc.      6.50      3/15/14          174,000
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING &
     PUBLISHING -- 9.9%
     365,000   CSC Holdings Inc.,
               144A                          8.63      2/15/19          354,962
     147,000   Dex Media West                9.88      8/15/13           22,418
     324,000   DIRECTV Holdings              7.63      5/15/16          315,090
     191,000   Fisher
               Communications, Inc.          8.63      9/15/14          167,603
     153,000   Interpublic Group,
               144A                         10.00      7/15/17          154,148
     672,000   Lamar Media Corp. +           7.25       1/1/13          639,239
     139,000   Lamar Media Corp.             6.63      8/15/15          117,455
     152,000   Quebecor Media
               (Senior Notes)                7.75      3/15/16          137,750
      35,000   Quebecor Media
               (Senior Unsecured
               Notes)                        7.75      3/15/16           31,719
     263,000   Valassis
               Communications                8.25       3/1/15          189,689
      64,000   Videotron Ltee                6.88      1/15/14           59,200
     148,000   Videotron Ltee                9.13      4/15/18          150,405
      48,000   Virgin Media
               Finance PLC                   8.75      4/15/14           46,800
     253,000   Virgin Media
               Finance PLC                   9.50      8/15/16          249,205
     225,000   Virgin Media, Inc.
               144A                          6.50     11/15/16          174,375
     240,000   Warner Music
               Group Corp.                   7.38      4/15/14          203,100
--------------------------------------------------------------------------------
                                                                      3,013,158
--------------------------------------------------------------------------------
   METALS -- 2.9%
     185,000   ArcelorMittal
               USA, Inc.                     6.50      4/15/14          177,233
     200,000   Newmont Mining                8.63      5/15/11          211,154
     317,000   Novelis, Inc.                 7.25      2/15/15          240,919
      35,000   Ryerson, Inc.                12.00      11/1/15           28,525
     101,000   Steel Dynamics, Inc.          7.38      11/1/12           95,698
     147,000   Steel Dynamics, Inc.          6.75       4/1/15          130,830
--------------------------------------------------------------------------------
                                                                        884,359
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 2.3%
     341,000   PPF Funding, Inc.,
               144A                          5.70      4/15/17          208,565
     468,000   Simon Property
               Group LP                      5.75       5/1/12          475,501
--------------------------------------------------------------------------------
                                                                        684,066
--------------------------------------------------------------------------------
   RETAIL -- 1.4%
     432,000   Ace Hardware
               Corp., 144A                   9.13       6/1/16          424,440
--------------------------------------------------------------------------------
   SEMICONDUCTORS -- 1.1%
     191,000   NXP BV/ NXP
               Funding LLC                   7.88     10/15/14           86,905
     483,000   Sensata Technologies          8.00       5/1/14          237,274
--------------------------------------------------------------------------------
                                                                        324,179
--------------------------------------------------------------------------------
   SERVICES -- 2.2%
      90,000   Ashstead Holdings
               PLC, 144A                     8.63       8/1/15           76,725
      97,000   Ashtead Capital,
               Inc., 144A                    9.00      8/15/16          166,958
      53,000   Expedia, Inc., 144A           8.50       7/1/16          146,880
      94,000   RSC Equipment
               Rental, Inc., 144A           10.00      7/15/17          193,757
      77,000   United Rentals NA,
               144A                         10.88      6/15/16           73,920
--------------------------------------------------------------------------------
                                                                        658,240
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 9.2%
     430,000   Centennial
               Communications
               Corp.                        10.13      6/15/13          443,437
      38,000   Cincinnati Bell, Inc.         7.25      7/15/13           34,770
     371,000   Cincinnati Bell, Inc.         8.38      1/15/14          343,175
     190,000   Cricket
               Communications                9.38      11/1/14          187,150
     330,000   Cricket
               Communications                7.75      5/15/16          317,625
     190,000   Cricket
               Communications,
               144A                         10.00      7/15/15          188,575
     109,000   Crown Castle
               International Corp.           9.00      1/15/15          110,908
     369,000   GCI, Inc.                     7.25      2/15/14          336,713
     132,000   MetroPCS
               Wireless, Inc., 144A          9.25      11/1/14          130,680
     139,000   Nextel
               Communications                6.88     10/31/13          115,023
     400,000   Sprint Capital Corp.          7.63      1/30/11          395,499
     139,000   Sprint Capital Corp.          8.75      3/15/32          111,895
      84,000   Windstream Corp.              8.63       8/1/16           80,430
--------------------------------------------------------------------------------
                                                                      2,795,880
--------------------------------------------------------------------------------
   UTILITIES -- 16.6%
     520,000   AES Corp.                     8.00     10/15/17          483,600
     827,000   Copano Energy LLC             8.13       3/1/16          777,379
     343,000   Dynegy
               Holdings, Inc.                7.75       6/1/19          267,111
      18,000   Edison Mission
               Energy                        7.00      5/15/17           13,815
     200,000   Enterprise Products           8.38       8/1/66          161,000
     161,000   Glencore
               Funding LLC, 144A             6.00      4/15/14          132,972
     200,000   Inergy LP                     8.25       3/1/16          190,500
     350,000   Intergen NV, 144A             9.00      6/30/17          331,625
     792,000   MarkWest Energy
               Partners                      8.75      4/15/18          685,080

The accompanying notes are an integral part of the financial statements.

                                                                           11
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------

 Principal                                 Interest   Maturity
  Amount                                     Rate       Date          Value

CORPORATE BONDS -- 95.2% - continued
   UTILITIES -- 16.6% - continued
$    750,000   NRG Energy                    7.25       2/1/14   $      727,499
     215,000   PNM Resources, Inc.           9.25      5/15/15          199,144
     320,000   Regency Energy
               Partners                      8.38     12/15/13          308,800
      51,000   Reliant Energy, Inc. +        7.63      6/15/14           46,665
     492,000   Sabine Pass Lng LP            7.25     11/30/13          416,970
     367,000   Teppco Partners LP            7.00       6/1/67          275,474
--------------------------------------------------------------------------------
                                                                      5,017,634
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $   28,834,292
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 1.5%
     500,000   Wachovia Bank
               Commercial
               Mortgage Trust,
               Series 2007-C31,
               Class A2                      5.42      4/15/47   $      458,928
--------------------------------------------------------------------------------

    Shares                                                            Value

PREFERRED STOCK -- 0.1%
   FINANCIAL SERVICES -- 0.1%
          90   Preferred Blocker, Inc., 144A                     $       38,706
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 6.1%
     949,240   Invesco AIM Liquid Assets Portfolio *                    949,240
     905,730   Touchstone Institutional
               Money Market Fund ^                                      905,730
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    1,854,970
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.9%
(COST $32,795,460)                                               $   31,186,896
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.9%)                        (884,262)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   30,302,634
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $907,469.

*     Represents collateral for securities loaned.

FRN - Floating Rate Note

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.

      This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities were valued at $6,176,202 or 20.4% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                      Valuation Inputs at Reporting Date:
Description             Level 1         Level 2        Level 3         Total
--------------------------------------------------------------------------------
Corporate Bonds       $         --   $ 28,834,292   $         --   $ 28,834,292
Mortgage Related                --        458,928             --        458,928
Preferred Stock             38,706             --             --         38,706
Mutual Funds             1,854,970             --             --      1,854,970
                      ---------------------------------------------------------
                                                                   $ 31,186,896

The accompanying notes are an integral part of the financial statements.

   12
-----
-------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND
-------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2009 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 98.0%
   CONSUMER DISCRETIONARY -- 7.9%
      33,133   Best Buy Co., Inc. +                              $    1,109,624
      31,007   Honda Motor Co., Ltd. - ADR                              848,662
      17,595   McDonald's Corp.                                       1,011,537
      34,406   Target Corp. +                                         1,358,004
--------------------------------------------------------------------------------
                                                                      4,327,827
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 12.1%
      45,027   Altria Group                                             737,993
      27,600   CVS Caremark Corp.                                       879,612
      20,032   Kimberly-Clark Corp.                                   1,050,278
      39,939   Kraft Foods, Inc. - Class A                            1,012,054
      19,880   PepsiCo, Inc.                                          1,092,605
      41,327   Philip Morris International, Inc.                      1,802,683
--------------------------------------------------------------------------------
                                                                      6,575,225
--------------------------------------------------------------------------------
   ENERGY -- 13.4%
      20,886   Chevron Corp.                                          1,383,698
      32,241   ConocoPhillips                                         1,356,056
      27,644   ENSCO International, Inc. +                              963,946
      55,934   Marathon Oil Corp.                                     1,685,292
      12,474   Transocean Ltd.                                          926,693
      26,171   XTO Energy, Inc.                                         998,162
--------------------------------------------------------------------------------
                                                                      7,313,847
--------------------------------------------------------------------------------
   FINANCIALS -- 11.4%
      43,680   AFLAC, Inc. +                                          1,358,011
      26,862   Allstate Corp.                                           655,433
      33,226   American Express Co. +                                   772,172
      24,750   BB&T Corp.* +                                            544,005
       9,610   Goldman Sachs Group +                                  1,416,898
      29,790   Morgan Stanley Dean Witter & Co.*                        849,313
      16,560   PNC Financial Services Group +                           642,694
--------------------------------------------------------------------------------
                                                                      6,238,526
--------------------------------------------------------------------------------
   HEALTH CARE -- 12.7%
      17,488   Johnson & Johnson +                                      993,318
      20,997   Laboratory Corp. of America Holdings * +               1,423,387
      22,118   McKesson Corp. +                                         973,192
      29,695   Novartis AG - ADR                                      1,211,259
      17,700   Teva Pharmaceutical Industries Ltd. +                    873,318
      28,906   Wellpoint, Inc.*                                       1,471,026
--------------------------------------------------------------------------------
                                                                      6,945,500
--------------------------------------------------------------------------------
   INDUSTRIALS -- 10.8%
      13,269   Danaher Corp. +                                          819,228
      22,650   Emerson Electric Co.                                     733,860
      15,542   Honeywell International                                  488,019
      28,405   Illinois Tool Works, Inc. +                            1,060,643
      21,824   Union Pacific Corp.                                    1,136,157
      31,571   United Technologies Corp.                              1,640,429
--------------------------------------------------------------------------------
                                                                      5,878,336
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 22.4%
      26,953   Amphenol Corp.                                           852,793
      50,119   Applied Materials, Inc. +                                549,805
      77,731   Cisco Systems, Inc.*                                   1,448,906
      13,320   Fiserv, Inc.*                                            608,724
      28,587   Hewlett-Packard Co.                                    1,104,888
      71,726   Intel Corp.                                            1,187,065
      10,550   International Business Machines Corp.                  1,101,631
      78,260   Microsoft Corp.                                        1,860,241
      55,959   Oracle Corp.*                                          1,198,642
      35,745   QUALCOMM, Inc.                                         1,615,674
      40,547   Western Union Co.                                        664,971
--------------------------------------------------------------------------------
                                                                     12,193,340
--------------------------------------------------------------------------------
   MATERIALS -- 2.4%
      18,449   Praxair, Inc.                                          1,311,170
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 2.3%
      50,983   AT&T, Inc.                                             1,266,418
--------------------------------------------------------------------------------
   UTILITIES -- 2.6%
      42,509   Dominion Resources, Inc.                               1,420,651
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   53,470,840
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 23.6%
  11,732,265   Invesco AIM Liquid Assets Portfolio **                11,732,265
   1,133,382   Touchstone Institutional
               Money Market Fund ^                                    1,133,382
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $   12,865,647
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 121.6%
(COST $75,248,447)                                                  $66,336,487
LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.6%)                    (11,777,623)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   54,558,864
--------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $11,325,232.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       Valuation Inputs at Reporting Date:
Description             Level 1         Level 2        Level 3         Total
--------------------------------------------------------------------------------
Common Stock          $ 53,470,840   $         --   $         --   $ 53,470,840
Mutual Funds            12,865,647             --             --     12,865,647
                      ---------------------------------------------------------
                                                                   $ 66,336,487

The accompanying notes are an integral part of the financial statements.

                                                                           13
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2009 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 96.6%
   CONSUMER DISCRETIONARY -- 13.2%
       4,500   Abercrombie & Fitch Co. - Class A +               $      114,255
       6,800   Advance Auto Parts, Inc.                                 282,132
       9,600   American Eagle Outfitters, Inc.                          136,032
      11,075   Bed Bath & Beyond, Inc.*                                 340,556
       5,550   Best Buy Co., Inc. +                                     185,870
       8,375   Burger King Holdings, Inc.                               144,636
       2,850   DeVry, Inc.                                              142,614
       9,200   Discovery Communications, Inc.                           207,460
       7,770   Lennar Corp. - Class A                                    75,291
      10,285   Macy's, Inc.                                             120,952
       7,035   Marriott International, Inc.                             155,259
       2,900   Snap-On, Inc.                                             83,346
      13,200   Starbucks Corp.* +                                       183,348
       8,400   TJX Cos., Inc. (The) +                                   264,264
       4,425   Toll Brothers, Inc.*                                      75,092
       6,400   Urban Outfitters, Inc.                                   133,568
       7,940   WABCO Holdings, Inc.                                     140,538
--------------------------------------------------------------------------------
                                                                      2,785,213
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 3.6%
       4,700   Avon Products, Inc. +                                    121,166
       2,400   Bunge Ltd. +                                             144,600
       4,400   H.J. Heinz Co.                                           157,080
       3,625   J.M. Smucker Co. (The)                                   176,392
       3,750   Molson Coors Brewing Co. - Class B                       158,738
--------------------------------------------------------------------------------
                                                                        757,976
--------------------------------------------------------------------------------
   ENERGY -- 9.7%
       4,775   Cameron International Corp.*                             135,133
      10,050   CONSOL Energy, Inc.                                      341,297
      19,800   Denbury Resources, Inc.*                                 291,654
       6,350   EQT Corp. +                                              221,679
       9,750   Massey Energy Co.                                        190,515
       3,176   Murphy Oil Corp.                                         172,520
      10,132   National Oilwell Varco, Inc.*                            330,911
       4,300   Peabody Energy Corp.                                     129,688
       5,095   Petrohawk Energy Corp.                                   113,619
       4,300   Smith International, Inc. +                              110,725
--------------------------------------------------------------------------------
                                                                      2,037,741
--------------------------------------------------------------------------------
   FINANCIALS -- 11.4%
      21,800   Annaly Capital Management, Inc. +                        330,051
       3,996   Arch Capital Group, Ltd.*                                234,085
       4,595   Assurant, Inc.                                           110,694
       7,125   Federated Investors, Inc. - Class B                      171,641
       9,850   Fidelity National Financial, Inc.                        133,271
       8,036   First Horizon National Corp.                              96,432
      10,010   Hudson City Bancorp, Inc.                                133,033
       7,630   Invesco, Ltd.                                            135,967
      14,075   KeyCorp                                                   73,753
      10,475   Knight Capital Group, Inc.*                              178,599
      12,831   New York Community Bancorp, Inc. +                       137,163
       1,850   PartnerRe, Ltd.                                          120,158
       9,381   People's United Financial, Inc.                          141,090
         675   SunTrust Banks                                            11,104
       4,500   SVB Financial Group*                                     122,490
      15,005   Synovus Financial Corp. +                                 44,865
       8,760   Willis Group Holdings, Ltd.                              225,395
--------------------------------------------------------------------------------
                                                                      2,399,791
--------------------------------------------------------------------------------
   HEALTH CARE -- 13.4%
       1,535   Beckman Coulter, Inc.                                     87,710
       6,100   Celgene* +                                               291,824
       2,750   Cerner Corp.*                                            171,298
       6,000   DaVita, Inc.*                                            296,760
       1,730   Edwards Lifesciences Corp.*                              117,692
      29,750   Elan Corp. PLC - ADR* +                                  189,508
       8,700   Life Technologies Corp.*                                 362,963
      10,600   Qiagen NV*                                               197,054
       8,500   Shire Pharmaceuticals Group PLC - ADR                    352,580
         502   Teleflex, Inc.                                            22,505
       4,135   Thermo Fisher Scientific, Inc.*                          168,584
       1,650   United Therapeutics Corp.*                               137,495
      11,450   Vertex Pharmaceuticals, Inc.* +                          408,077
                                                                      2,804,050
--------------------------------------------------------------------------------
   INDUSTRIALS -- 19.0%
--------------------------------------------------------------------------------
       1,465   Alliant Techsystems* +                                   120,657
       7,400   AMETEK, Inc.                                             255,892
      14,700   Corrections Corp. of America*                            249,753
       8,600   CSX Corp.                                                297,817
       5,800   Cummins, Inc.                                            204,218
       4,995   Dover                                                    165,285
      19,550   Hexcel Corp.*                                            186,312
      10,100   IDEX Corp. +                                             248,157
       6,100   ITT Industries, Inc.                                     271,450
       2,425   Jacobs Engineering Group, Inc.*                          102,068
       4,740   Joy Global, Inc.                                         169,313
       8,200   Kirby Corp.*                                             260,678
      10,100   MSC Industrial Direct Co. - Class A +                    358,347
       1,550   Precision Castparts Corp.                                113,197
       4,000   Rockwell Collins, Inc.                                   166,920
       3,205   SPX Corp.                                                156,949
       7,000   Tyco International Ltd.                                  181,860
      25,485   Weatherford International Ltd. +                         498,486
--------------------------------------------------------------------------------
                                                                      4,007,359
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY -- 17.5%
       7,000   Agilent Technologies, Inc.* +                            142,170
      72,500   Alcatel-Lucent                                           179,800
       3,700   Altera Corp.                                              60,236
       6,865   Analog Devices, Inc.                                     170,115
       5,450   Avnet, Inc.*                                             114,614
       8,000   BMC Software, Inc.*                                      270,320
       8,050   Broadcom Corp. - Class A*                                199,560
      17,500   Brocade Communications Systems, Inc.*                    136,850
       9,950   Cognizant Technology Solutions Corp.*                    265,665
       4,750   Global Payments, Inc.                                    177,935
      12,155   Maxim Integrated Products, Inc.                          190,712
       4,400   Mettler-Toledo International, Inc.* +                    339,459
       8,600   Microchip Technology, Inc.                               193,930
      31,300   Motorola, Inc.                                           207,519
       7,450   National Semiconductor Corp.+                             93,498
      12,500   Nice Systems, Ltd. - ADR*                                288,375
      22,000   Quest Software, Inc.* +                                  306,679

The accompanying notes are an integral part of the financial statements.

   14
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

    Shares                                                            Value

COMMON STOCKS -- 96.6% - continued
   INFORMATION TECHNOLOGY -- 17.5% - continued
      10,750   Red Hat, Inc.* +                                  $      216,398
      10,001   Verigy, Ltd.*                                            121,712
--------------------------------------------------------------------------------
                                                                      3,675,547
--------------------------------------------------------------------------------
   MATERIALS -- 5.8%
      10,600   Commercial Metals Co.                                    169,918
      13,150   Crown Holdings, Inc.*                                    317,442
       5,655   Cytec Industries, Inc.                                   105,296
       3,400   Ecolab, Inc.                                             132,566
       5,410   International Flavors & Fragrances, Inc.                 177,015
       6,825   Pactiv Corp.*                                            148,307
      18,100   Yamana Gold, Inc.                                        160,004
--------------------------------------------------------------------------------
                                                                      1,210,548
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 0.9%
       9,700   NII Holdings, Inc.                                       184,979
--------------------------------------------------------------------------------
   UTILITIES -- 2.1%
       4,145   Consolidated Edison, Inc.                                155,106
       6,215   Hawaiian Electric Industries, Inc.                       118,458
       4,020   Wisconsin Energy Corp.                                   163,654
--------------------------------------------------------------------------------
                                                                        437,218
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   20,300,422
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 21.4%
   3,919,486   Invesco AIM Liquid Assets Portfolio **            $    3,919,486
     577,700   Touchstone Institutional
               Money Market Fund ^                                      577,700
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    4,497,186
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 118.0%
(COST $27,689,187)                                               $   24,797,608
LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.0%)                     (3,774,558)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   21,023,050
--------------------------------------------------------------------------------
*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $3,762,264.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       Valuation Inputs at Reporting Date:
Description             Level 1         Level 2        Level 3         Total
--------------------------------------------------------------------------------
Common Stock          $ 20,300,422   $         --   $         --   $ 20,300,422
Mutual Funds             4,497,186             --             --      4,497,186
                      ---------------------------------------------------------
                                                                   $ 24,797,608

The accompanying notes are an integral part of the financial statements.

                                                                            15
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2009 (Unaudited)

 Principal                                 Interest   Maturity
  Amount                                     Rate       Date          Value

COMMERCIAL PAPER -- 6.4%
$  4,302,000   BNP Paribas
               Finance, Inc.                 0.20       7/1/09   $    4,302,000
   1,300,000   Charlotte NC
               COP (Nascar
               Hall of Fame)
               (LOC: KBC Bank)               2.00      7/28/09        1,300,000
   1,600,000   Charlotte NC
               COP (Nascar
               Hall of Fame)
               (LOC: KBC Bank)               2.00      7/28/09        1,600,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                           $    7,202,000
--------------------------------------------------------------------------------
CORPORATE BONDS -- 22.6%
     279,000   Wells Fargo
               Financial                     6.85      7/15/09          279,377
   1,000,000   National City
               Bank (PNC Bank)               4.15       8/1/09          999,219
   4,249,000   Wal-Mart
               Stores, Inc.                  6.88      8/10/09        4,268,455
   1,000,000   Georgia Power
               Co. (Southern Co.)            4.10      8/15/09          999,798
   4,145,000   National Rural
               Utilities                     5.75      8/28/09        4,161,147
     543,000   Goldman Sachs
               Group, Inc.                   0.86       9/2/09          539,551
     100,000   AT&T, Inc.                    4.13      9/15/09          100,709
   1,000,000   Caterpillar, Inc.             7.25      9/15/09        1,005,072
     500,000   Gillette Co. (P&G)            3.80      9/15/09          501,736
     115,000   HSBC Bank USA                 3.88      9/15/09          115,680
     550,000   Procter &
               Gamble Co.                    6.88      9/15/09          556,400
     450,000   JPMorgan
               Chase & Co.                   3.80      10/2/09          453,391
   1,160,000   E.I. du Pont de
               Nemours                       6.88     10/15/09        1,180,706
     650,000   Export
               Development
               Canada                        4.08      11/6/09          658,021
     300,000   Bank of America
               Corp.                         4.75     12/15/09          300,000
   2,230,000   General Electric
               Capital Corp.                 3.75     12/15/09        2,258,574
   1,000,000   Wachovia
               Mortgage
               (Wells Fargo)                 4.13     12/15/09        1,004,803
     375,000   Caterpillar
               Financial Services
               Corp.                         4.15      1/15/10          381,149
     600,000   General Electric
               Capital Corp.                 7.38      1/19/10          620,703
   2,000,000   Mellon Funding
               Corp. (BNY Mellon)            6.38      2/15/10        2,045,336
   1,950,000   NSTAR                         8.00      2/15/10        2,018,141
     250,000   BP Capital
               Markets PLC                   4.88      3/15/10          257,576
     500,000   Canada Mortgage
               & Housing                     3.88       4/1/10          510,780
     130,000   Export
               Development
               Canada                        4.63       4/1/10          133,558
     253,000   E.I. du Pont de
               Nemours                       4.13      4/30/10          259,964
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $   25,609,846
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 8.1%
   1,200,000   IN Bond Bank
               Rev (Common
               Sch Fund)                     1.98       8/1/09        1,200,000
     950,000   Butler Co OH
               UTGO BANS                     4.00       8/6/09          950,000
   1,190,000   MS St UTGO                    7.00      10/1/09        1,205,718
     800,000   Groton CT UTGO                5.13      10/8/09          800,790
   1,335,000   Will Co UTGO                  2.50      11/1/09        1,336,090
   1,615,000   TX St UTGO
               (Veterans Hsg Prog)           7.15      12/1/09        1,651,329
     400,000   Carmel Clay IN
               Schs UTGO TAWS                2.75     12/31/09          403,489
     350,000   Columbus IN
               Sch Bldg Corp
               Rev BANS                      2.50       1/1/10          350,000
     300,000   Gahanna-Jefferson
               City OH LTGO
               BANS                          3.00      3/10/10          301,015
   1,000,000   Franklin Co OH
               Spl Oblig BANS                3.10      3/12/10        1,001,356
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                    $    9,199,787
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 45.1%
   1,400,000   Concordia
               College (LOC:
               Bank of America)              0.65       7/1/09        1,400,000
   1,155,000   Greenville SC
               Mem Aud (Bi-Lo
               Ctr) (LOC: Bank
               of America)                   1.00       7/1/09        1,155,000
   2,000,000   Miami-Dade Co
               FL IDA IDR
               (Dolphin Stadium PJ)
               (LOC: Societe
               Generale)                     0.68       7/1/09        2,000,000
   1,430,000   NJ Economic
               Dev Auth Rev
               (Cascade Corp.-Ser C)
               (LOC:  Bank of
               America NA)                   1.70       7/1/09        1,430,000
     700,000   NY St Hsg Fin
               Agy Rev
               (LOC: FHLMC)                  0.37       7/1/09          700,000
   3,000,000   Raleigh NC COP
               (LOC: Wachovia
               Bank NA)                      0.45       7/1/09        3,000,000

The accompanying notes are an integral part of the financial statements.

16
-----
----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                 Interest   Maturity
  Amount                                     Rate       Date          Value

VARIABLE RATE DEMAND NOTES* -- 45.1% - continued
$  1,880,000   St Pauls Episcopal
               Church of
               Indianapolis IN
               (LOC: JPMorgan
               Chase Bank)                   0.78       7/1/09   $    1,880,000
   1,305,000   Tennis for
               Charity, Inc. OH
               Rev (LOC: JPMorgan
               Chase Bank)                   0.92       7/1/09        1,305,000
   2,470,000   WA St Hsg Fin
               Commn MFH Rev
               (Auburn Meadows)
               Ser B (LOC: Wells
               Fargo Bank NA)                0.65       7/1/09        2,470,000
     850,000   WA St Hsg Fin
               Commn MFH Rev
               (Woodland
               Retirement)
               (LOC: Wells
               Fargo Bank NA)                0.65       7/1/09          850,000
   3,060,000   486 Lesser Street
               (LOC: Comerica
               Bank)                         2.00       7/2/09        3,060,000
     810,000   Agra Enterprises
               LLC (LOC: US
               Bank NA)                      2.75       7/2/09          810,000
     570,000   Butler Co OH
               Cap Fdg Rev
               (CCAO Low Cost)
               (LOC: US Bank NA)             2.75       7/2/09          570,000
   2,000,000   CA St Enterprise
               Dev Auth IDR
               (Tri-Tool Inc - B)
               (LOC: Comerica
               Bank)                         3.75       7/2/09        2,000,000
     290,000   CA Statewide
               CDA MFH
               (Sunrise Fresno)
               (LOC: FNMA)                   0.65       7/2/09          290,000
     250,000   Chattanooga TN
               Hlth Edl & Hsg
               Fac Bd MFH
               (Windridge-B)
               (LOC: FNMA)                   2.25       7/2/09          250,000
     765,000   Corp Finance
               Managers (LOC:
               Wells Fargo Bank)             0.45       7/2/09          765,000
     322,000   Fitch Denney
               Funeral Home, Inc.
               (LOC: FHLB)                   3.30       7/2/09          322,000
     140,000   FL HFC MFH
               (Avalon Reserve)
               (LOC: FNMA)                   2.50       7/2/09          140,000
   3,185,000   Goson Project
               (LOC: FHLB)                   2.46       7/2/09        3,185,000
     455,000   Goson Project
               Ser 1997
               (LOC: FHLB)                   2.46       7/2/09          455,000
     625,000   IL Fin Auth
               (Community
               Action Ser B)
               RB (LOC: Harris NA)           1.00       7/2/09          625,000
     705,000   JL Capital One
               LLC (LOC: Wells
               Fargo Bank)                   0.70       7/2/09          705,000
     515,000   Lake Oswego OR
               Redev Agy Tax
               Increment Rev
               Ser B (LOC: Wells
               Fargo Bank)                   0.60       7/2/09          515,000
   2,000,000   Lavonia O Frick
               Family Trust (LOC:
               FHLB)                         0.75       7/2/09        2,000,000
   3,945,000   Lexington
               Financial Services
               (LOC: LaSalle Bank)           0.60       7/2/09        3,945,000
   3,680,000   Mequon WI IDR
               (Gateway Plastics)
               (LOC: Bank One)               2.42       7/2/09        3,680,000
   1,905,000   Miarko, Inc.
               (LOC: PNC
               Bank NA)                      3.15       7/2/09        1,905,000
   1,200,000   Midwestern
               University Series A
               (LOC: Royal Bank
               of Canada)                    0.70       7/2/09        1,200,000
     979,000   Mill St Village LLC
               (LOC: FHLB)                   3.30       7/2/09          979,000
   1,400,000   Mountain Agency,
               Inc. (LOC: US
               Bank NA)                      2.65       7/2/09        1,400,000
   1,515,000   Phoenix Realty
               MFH Rev
               (Brightons Mark)
               (LOC: Northern
               Trust Co.)                    0.80       7/2/09        1,515,000
     445,000   Sacramento Co
               CA Hsg Auth
               MFH Rev (Deer
               Pk Apts) (LOC:
               FNMA)                         0.65       7/2/09          445,000
   1,005,000   SGM Funding
               Corp. I (LOC: US
               Bank NA)                      2.75       7/2/09        1,005,000
     500,000   Simi Valley CA
               MFH Rev (Parker
               Ranch) (LOC: FNMA)            0.65       7/2/09          500,000
     150,000   Suffolk Co NY IDA
               (Hampton Day
               School) (LOC:
               JPMorgan Chase
               Bank)                         1.25       7/2/09          150,000

The accompanying notes are an integral part of the financial statements.

                                                                            17
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------

 Principal                                 Interest   Maturity
  Amount                                     Rate       Date          Value

VARIABLE RATE DEMAND NOTES* -- 45.1% - continued
$  1,484,000   Wai Enterprises
               LLC Ser 2004
               (LOC: FHLB)                   2.75       7/2/09   $    1,484,000
     125,000   Westmoreland Co
               PA IDA (Greensburg
               Thermal) Ser B
               (LOC: PNC
               Bank NA)                      0.89       7/2/09          125,000
     425,000   Wilmington Iron
               & Metal Co.
               (LOC:  JPMorgan
               Chase Bank)                   2.75       7/2/09          425,000
     465,000   Diaz-Upton LLC
               (LOC: State
               Street Bank)                  1.00       7/3/09          465,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                                $   51,105,000
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.5%
   3,400,000   Overseas Private
               Investment
               Corp. FRN                     0.25       7/1/09        3,400,001
   2,347,954   Overseas Private
               Investment
               Corp. FRN                     0.25       7/1/09        2,347,954
   2,000,000   Overseas Private
               Investment
               Corp. FRN                     0.25       7/1/09        2,000,000
   2,000,000   Overseas Private
               Investment
               Corp. FRN                     0.25       7/2/09        2,000,000
     625,000   FHLB                          5.38      7/17/09          626,418
     900,000   FHLB                          5.13       8/5/09          904,054
   1,900,000   FHLB                          5.25       8/5/09        1,909,071
     150,000   FHLB                          4.50      8/14/09          150,728
     900,000   FNMA                          5.38      8/15/09          905,254
     180,000   FHLB                          3.75      8/18/09          180,823
     100,000   FHLMC                         4.13       9/1/09          100,631
     106,000   FNMA                          6.63      9/15/09          107,370
     300,000   FHLB                          2.25      10/2/09          301,261
     250,000   FHLB                          4.50      10/9/09          252,722
     100,000   FNMA                          4.00      11/9/09          101,268
     500,000   FHLB                          4.00     11/13/09          505,648
     100,000   FHLB                          4.25     11/20/09          101,473
     200,000   FHLB                          0.00     12/23/09          199,317
     200,000   FNMA                          4.30      2/17/10          204,774
     160,000   FNMA                          4.40       3/8/10          164,201
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                         $   16,462,968
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT/TIME DEPOSIT -- 2.9%
   3,300,000   Bank of
               Montreal-Chicago
               FRN                           1.50      7/22/09   $    3,300,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.6%
(COST $112,879,601)                                              $  112,879,601
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                           400,610
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $  113,280,211
--------------------------------------------------------------------------------

*     Maturity date represents the next reset date.

BANS - Bond Anticipation Notes

CDA -Communities Development Authority

COP - Certificate of Participation

FHLB - Federal Home Loan Bank

FHLMC-Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

HFC - Housing Finance Corporation

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Line of Credit

LTGO - Limited Tax General Obligation

MFH - Multi-Family Housing

RB - Revenue Bond

TAWS - Tax Anticipation Warrants

UTGO - Unlimited Tax General Obligation

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       Valuation Inputs at Reporting Date:
Description             Level 1         Level 2        Level 3         Total
--------------------------------------------------------------------------------
Commercial Paper      $         --   $  7,202,000   $         --   $  7,202,000
Coporate Bond                   --     40,968,846             --     40,968,846
FNMA                            --        577,613             --        577,613
Government Bond                 --     15,885,355             --     15,885,355
Municipal Bond                  --     48,245,787             --     48,245,787
                      ---------------------------------------------------------
                                                                   $112,879,601

The accompanying notes are an integral part of the financial statements.

   18
-----
----------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND
----------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2009 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 64.6%
   CONSUMER DISCRETIONARY -- 3.1%
       7,650   JAKKS Pacific, Inc.*                              $       98,150
     111,700   Journal Communications, Inc.                             117,285
      15,210   MDC Holdings, Inc.                                       457,973
      24,700   Skyline Corp.                                            537,225
      37,233   Superior Industries International, Inc.                  524,985
--------------------------------------------------------------------------------
                                                                      1,735,618
--------------------------------------------------------------------------------
   ENERGY -- 13.7%
      61,155   Bristow Group, Inc.* +                                 1,812,023
     152,693   Bronco Drilling Co., Inc.*                               653,526
      67,648   Cimarex Energy Co.                                     1,917,144
     243,859   Pioneer Drilling Co.*                                  1,168,085
      23,800   St. Mary Land & Exploration Co.                          496,706
      35,000   Tidewater, Inc. +                                      1,500,450
--------------------------------------------------------------------------------
                                                                      7,547,934
--------------------------------------------------------------------------------
   FINANCIALS -- 21.4%
      11,000   Arch Capital Group Ltd.*                                 644,380
      79,258   Bank of New York Mellon Corp.                          2,323,052
     131,737   Brookfield Asset
               Management, Inc. - Class A                             2,248,751
       9,500   Capital Southwest Corp.                                  687,325
      91,500   Forest City Enterprises, Inc. - Class A                  603,900
      53,523   Investment Technology Group, Inc.*                     1,091,334
      24,100   St. Joe Company (The)* +                                 638,409
      58,525   Tokio Marine Holdings, Inc. - ADR                      1,600,659
      45,125   Westwood Holdings Group, Inc.                          1,886,676
--------------------------------------------------------------------------------
                                                                     11,724,486
--------------------------------------------------------------------------------
   HEALTH CARE -- 0.8%
      60,800   Cross Country Healthcare, Inc.*                          417,696
--------------------------------------------------------------------------------
   INDUSTRIALS -- 0.9%
      51,300   Alamo Group, Inc.                                        518,130
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 14.8%
     169,000   AVX Corp.                                              1,678,170
      24,600   Bel Fuse, Inc. - Class B                                 394,584
      76,000   Electro Scientific Industries, Inc.*                     849,680
      62,600   Electronics For Imaging, Inc.*                           667,316
      30,600   Lexmark International, Inc. - Class A*                   485,010
      28,707   Sybase, Inc.* +                                          899,677
     387,808   Sycamore Networks, Inc.*                               1,213,839
      30,700   Synopsys, Inc.*                                          598,957
     243,000   Tellabs, Inc.*                                         1,392,390
--------------------------------------------------------------------------------
                                                                      8,179,623
--------------------------------------------------------------------------------
   MATERIALS -- 9.8%
     118,187   P.H. Glatfelter Co.                                    1,051,864
      36,300   POSCO - ADR*                                           3,000,921
     100,000   TimberWest Forest Corp.                                  291,450
      50,780   Westlake Chemical Corp.                                1,035,404
--------------------------------------------------------------------------------
                                                                      5,379,639
--------------------------------------------------------------------------------
   UTILITIES -- 0.1%
       5,269   Brookfield Infrastructure Partners, LP                    64,967
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   35,568,093
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 27.9%
   CONSUMER DISCRETIONARY -- 5.0%
     110,000   Toyota Industries Corp.                                2,734,377
--------------------------------------------------------------------------------
   ENERGY -- 5.0%
      49,400   EnCana Corp.                                           2,443,818
      20,000   Nabors Industries, Ltd.* +                               311,600
--------------------------------------------------------------------------------
                                                                      2,755,418
--------------------------------------------------------------------------------
   FINANCIALS -- 14.5%
     100,000   Cheung Kong Holdings*                                  1,143,390
     120,000   Hang Ling Group Ltd.                                     561,515
     448,000   Henderson Land Development Co., Ltd.                   2,556,339
     172,500   Investor AB - Class A*                                 2,577,130
      50,000   Mitsui Fudosan Co., Ltd.                                 867,298
     120,000   Wheelock & Co., Ltd.                                     308,393
--------------------------------------------------------------------------------
                                                                      8,014,065
--------------------------------------------------------------------------------
   HEALTH CARE -- 0.8%
       7,500   Sanofi-Aventis S.A.                                      443,224
--------------------------------------------------------------------------------
   MATERIALS -- 2.6%
      58,700   Lanxess                                                1,459,704
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                             $   15,406,788
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 14.5%
   3,849,735   Invesco AIM Liquid Assets Portfolio **                 3,849,735
   4,165,428   Touchstone Institutional
               Money Market Fund ^                                    4,165,428
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    8,015,163
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.0%
(COST $60,646,649)                                               $   58,990,044
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.0%)                      (3,865,397)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   55,124,647
--------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $3,721,404.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       Valuation Inputs at Reporting Date:
Description             Level 1         Level 2        Level 3         Total
--------------------------------------------------------------------------------
Common Stock          $ 38,323,511   $         --   $         --   $ 38,323,511
Foreign Stock                   --     12,651,370             --     12,651,370
Mutual Funds             8,015,163             --             --      8,015,163
                      ---------------------------------------------------------
                                                                   $ 58,990,044

The accompanying notes are an integral part of the financial statements.

                                                                           19
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE AGGRESSIVE ETF FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2009 (Unaudited)

    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.2%
      24,680   iShares Barclays Aggregate Bond Fund           $       2,521,062
      46,940   iShares MSCI EAFE Index Fund                           2,150,321
       9,850   iShares S&P 500 Index Fund                               908,761
      65,300   iShares S&P 500/BARRA
               Growth Index Fund                                      3,119,381
      59,630   iShares S&P 500/BARRA
               Value Index Fund +                                     2,603,446
       8,230   iShares S&P MidCap 400/
               BARRA Growth Index Fund                                  513,223
       9,740   iShares S&P MidCap 400/
               BARRA Value Index Fund                                   507,551
       8,310   iShares S&P SmallCap 600/
               BARRA Growth Index Fund +                                384,504
       5,320   iShares S&P SmallCap 600/
               BARRA Value Index Fund +                                 250,732
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                   $      12,958,981
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 8.4%
     862,260   Invesco AIM Liquid Assets Portfolio *                    862,260
     229,356   Touchstone Institutional
               Money Market Fund^                                       229,356
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                        $       1,091,616
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.6%
(COST $16,910,303)                                            $      14,050,597
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.6%)                        (992,075)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $      13,058,522
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $841,281.

*     Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       Valuation Inputs at Reporting Date:
Description             Level 1         Level 2        Level 3         Total
--------------------------------------------------------------------------------
Common Stock          $ 14,050,597   $         --   $         --   $ 14,050,597

The accompanying notes are an integral part of the financial statements.

   20
-----

--------------------------------
TOUCHSTONE CONSERVATIVE ETF FUND
--------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2009 (Unaudited)

    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.2%
      25,200   iShares Barclays 1-3 Year Treasury
               Bond Fund +                                       $    2,109,492
     102,820   iShares Barclays Aggregate Bond Fund                  10,503,062
      31,600   iShares MSCI EAFE Index Fund                           1,447,596
       8,710   iShares S&P 500 Index Fund                               803,585
      41,940   iShares S&P 500/BARRA
               Growth Index Fund                                      2,003,474
      36,760   iShares S&P 500/BARRA
               Value Index Fund                                       1,604,942
       6,330   iShares S&P MidCap 400/
               BARRA Growth Index Fund                                  394,739
       7,520   iShares S&P MidCap 400/
               BARRA Value Index Fund                                   391,867
       4,270   iShares S&P SmallCap 600/
               BARRA Growth Index Fund +                                197,573
       4,100   iShares S&P SmallCap 600/
               BARRA Value Index Fund +                                 193,233
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   19,649,563
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 14.2%
   2,511,891   Invesco AIM Liquid Assets Portfolio *                  2,511,891
     295,708   Touchstone Institutional
               Money Market Fund^                                       295,708
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    2,807,599
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 113.4%                            $   22,457,162
(COST $23,226,726)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.4%)                     (2,648,431)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   19,808,731
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $2,445,862.

*     Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       Valuation Inputs at Reporting Date:
Description             Level 1         Level 2        Level 3         Total
--------------------------------------------------------------------------------
Common Stock          $ 22,457,162   $         --   $         --   $ 22,457,162

The accompanying notes are an integral part of the financial statements.

                                                                           21
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE ENHANCED ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2009 (Unaudited)

    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.2%
      36,660   iShares Barclays Aggregate Bond Fund              $    3,744,819
      11,930   iShares MSCI EAFE Index Fund                             546,513
      81,040   iShares S&P 500/BARRA
               Growth Index Fund                                      3,871,282
      12,110   iShares S&P 500/BARRA
               Value Index Fund                                         528,723
      61,240   iShares S&P MidCap 400/
               BARRA Growth Index Fund                                3,818,926
      72,510   iShares S&P MidCap 400/
               BARRA Value Index Fund                                 3,778,496
      11,260   iShares S&P SmallCap 600/
               BARRA Growth Index Fund +                                521,000
      10,830   iShares S&P SmallCap 600/
               BARRA Value Index Fund +                                 510,418
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   17,320,177
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 4.7%
     590,366   Invesco AIM Liquid Assets Portfolio *                    590,366
     231,621   Touchstone Institutional
               Money Market Fund^                                       231,621
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $      821,987
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.9%
(COST $20,281,072)                                               $   18,142,164
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.9%)                       (683,005)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   17,459,159
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $568,221.

*     Represents collateral for securities loaned.

OTHER INFORMATION:

      The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       Valuation Inputs at Reporting Date:
Description             Level 1         Level 2        Level 3         Total
--------------------------------------------------------------------------------
Common Stock          $ 18,142,164   $         --   $         --   $ 18,142,164

The accompanying notes are an integral part of the financial statements.

   22
-----
----------------------------
TOUCHSTONE MODERATE ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2009 (Unaudited)

    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.1%
     178,090   iShares Barclays Aggregate
               Bond Fund +                                       $   18,191,893
     127,000   iShares MSCI EAFE Index Fund                           5,817,870
      30,560   iShares S&P 500 Index Fund                             2,819,466
     176,970   iShares S&P 500/BARRA
               Growth Index Fund                                      8,453,857
     161,400   iShares S&P 500/BARRA
               Value Index Fund                                       7,046,724
      22,260   iShares S&P MidCap 400/
               BARRA Growth Index Fund                                1,388,134
      26,410   iShares S&P MidCap 400/
               BARRA Value Index Fund +                               1,376,225
      20,020   iShares S&P SmallCap 600/
               BARRA Growth Index Fund +                                926,325
       9,640   iShares S&P SmallCap 600/
                  BARRA Value Index Fund +                              454,333
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   46,474,827
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 5.8%
   2,018,246   Invesco AIM Liquid Assets Portfolio *                  2,018,246
     705,379   Touchstone Institutional
               Money Market Fund^                                       705,379
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    2,723,625
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 104.9%
(COST $58,923,340)                                               $   49,198,452
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.9%)                      (2,294,260)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   46,904,192
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of June 30, 2009, was $1,966,527.

*     Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

                       Valuation Inputs at Reporting Date:
Description             Level 1         Level 2        Level 3         Total
--------------------------------------------------------------------------------
Common Stock          $ 49,198,452   $         --   $         --   $ 49,198,452

The accompanying notes are an integral part of the financial statements.

                                                                           23
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                       June 30, 2009 (Unaudited)

                                                                        Touchstone                                      Touchstone
                                                                        Baron Small     Touchstone      Touchstone       Large Cap
                                                                        Cap Growth       Core Bond      High Yield      Core Equity
                                                                           Fund            Fund            Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                   $ 13,410,365    $ 40,245,183    $ 32,795,460    $ 75,248,447
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                 $  1,031,350    $  4,470,705    $    905,730    $  1,133,382
Non-affiliated securities, at market value                               16,863,746      34,155,454      30,281,166      65,203,105
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $1,907,350, $907,469,                $ 17,895,096    $ 38,626,159    $ 31,186,896    $ 66,336,487
         and $11,325,232 of securities loaned for the
         Baron Small Cap Growth Fund, High Yield Fund,
         and Large Cap Core Equity Fund, respectively.
Receivable for:
   Dividends                                                                  7,292              --              --          95,620
   Interest                                                                      --         324,936         647,097              --
   Fund shares sold                                                              28             189               9             777
   Investments sold                                                              --         449,872         138,632       1,764,036
   Securities lending income                                                  2,583              --           1,641           1,920
   Other assets                                                                  --             263              17              --
------------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                    17,904,999      39,401,419      31,974,292      68,198,840
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Bank overdraft                                                                --              --          89,962              --
   Return of collateral for securities on loan                            1,972,033              --         949,240      11,732,265
   Fund shares redeemed                                                       1,647          56,321          41,023          55,966
   Investments purchased                                                         --       3,248,430         534,474       1,774,812
Payable to Investment Advisor                                                13,757          16,183          12,008          29,187
Payable to other affiliates                                                   7,618          12,456          12,502          13,772
Payable to Trustees                                                           2,856           2,845           2,856           2,513
Other accrued expenses                                                       21,586          30,686          29,593          31,461
------------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                2,019,497       3,366,921       1,671,658      13,639,976
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $ 15,885,502    $ 36,034,498    $ 30,302,634    $ 54,558,864
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no
      par value)                                                          1,415,722       3,570,084       4,401,489       7,868,893
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share         $      11.22    $      10.09    $       6.88    $       6.93
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                     $ 13,714,596    $ 35,981,669    $ 33,544,783    $ 84,023,641
   Accumulated net investment income (loss)                                 (38,152)      2,514,157       3,344,870       1,219,641
   Accumulated net realized losses on investments                        (2,275,673)       (842,304)     (4,978,455)    (21,772,458)
   Net unrealized appreciation (depreciation) on investments              4,484,731      (1,619,024)     (1,608,564)     (8,911,960)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                            $ 15,885,502    $ 36,034,498    $ 30,302,634    $ 54,558,864
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

   24
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                                             Touchstone           Touchstone           Touchstone
                                                                               Mid Cap               Money            Third Avenue
                                                                               Growth               Market                Value
                                                                                Fund                 Fund                 Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                       $   27,689,187       $  112,879,601       $   60,646,649
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                     $      577,700       $           --       $    4,165,428
Non-affiliated securities, at market value                                     24,219,908          112,879,601           54,824,616
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $3,762,264 and $3,721,404                $   24,797,608       $  112,879,601       $   58,990,044
         of securities loaned for the Mid Cap Growth Fund
         and Third Avenue Value Fund, respectively.
Cash                                                                                   --              923,949                   --
Receivable for:
   Dividends                                                                       25,834                   --               46,297
   Interest                                                                            --              773,702                   --
   Fund shares sold                                                                   272                   --               29,628
   Investments sold                                                               361,133                   --                   --
   Securities lending income                                                          955                   --                1,328
   Tax reclaim receivable                                                              --                   --                2,511
   Other assets                                                                       118                1,060                   --
------------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                          25,185,920          114,578,312           59,069,808
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Return of collateral for securities on loan                                  3,919,486                   --            3,849,735
   Fund shares redeemed                                                             5,009                   --                   44
   Investments purchased                                                          194,054            1,174,923                   --
Payable to Investment Advisor                                                      14,012               17,477               37,384
Payable to other affiliates                                                         7,862               26,835                8,583
Payable to Trustees                                                                 4,605                1,231                4,810
Other accrued expenses                                                             17,842               77,635               44,605
------------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                      4,162,870            1,298,101            3,945,161
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                 $   21,023,050       $  113,280,211       $   55,124,647
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                        2,379,725          113,270,654            4,007,850
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share             $         8.83       $         1.00       $        13.75
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $   30,473,719       $  113,524,956       $   68,439,595
   Accumulated net investment income                                               65,220                   --            1,275,499
   Accumulated net realized losses on investments
      and foreign currency transactions                                        (6,624,310)            (244,745)         (12,933,913)
   Net unrealized depreciation on investments
      and foreign currency transactions                                        (2,891,579)                  --           (1,656,534)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                $   21,023,050       $  113,280,211       $   55,124,647
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                           25
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                        Touchstone      Touchstone      Touchstone      Touchstone
                                                                        Aggressive     Conservative      Enhanced        Moderate
                                                                            ETF             ETF             ETF             ETF
                                                                           Fund            Fund            Fund            Fund
ASSETS:
Investments, at cost                                                   $ 16,910,303    $ 23,226,726    $ 20,281,072    $ 58,923,340
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                 $    229,356    $    295,708    $    231,621    $    705,379
Non-affiliated securities, at market value                               13,821,241      22,161,454      17,910,543      48,493,073
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $841,281, $2,445,862,                $ 14,050,597    $ 22,457,162    $ 18,142,164    $ 49,198,452
      $568,221 and $1,966,527 of securities loaned for the
      Aggressive ETF Fund, Conservative ETF Fund, Enhanced ETF
      Fund and Moderate ETF Fund, respectively.
Receivable for:
   Dividends                                                                     97             188              90             324
   Fund shares sold                                                              --           4,976           9,897          17,431
   Investments sold                                                              --              --              --          38,086
   Securities lending income                                                  1,375           2,121             867           3,973
   Tax reclaim receivable                                                        --              --              --           3,106
   Other assets                                                                  --              --              --              20
------------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                    14,052,069      22,464,447      18,153,018      49,261,392
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Return of collateral for securities on loan                              862,260       2,511,891         590,366       2,018,246
   Fund shares redeemed                                                       7,972           1,332          16,224           5,745
   Investments purchased                                                     99,120         107,349          57,295         271,704
Payable to Investment Advisor                                                 2,566           6,690           5,562          15,839
Payable to other affiliates                                                   7,170           7,226           7,975           7,734
Payable to Trustees                                                           2,092           4,812           2,650           4,476
Other accrued expenses                                                       12,367          16,416          13,787          33,456
------------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                  993,547       2,655,716         693,859       2,357,200
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $ 13,058,522    $ 19,808,731    $ 17,459,159    $ 46,904,192
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                  1,630,179       1,909,407       2,755,950       4,738,185
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share         $       8.01    $      10.37    $       6.34    $       9.90
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                                                     $ 17,189,757    $ 21,083,471    $ 29,582,827    $ 58,533,798
   Accumulated net investment income                                        537,493         939,878         658,998       2,188,817
   Accumulated net realized losses on investments                        (1,809,022)     (1,445,054)    (10,643,758)     (4,093,535)
   Net unrealized depreciation on investments                            (2,859,706)       (769,564)     (2,138,908)     (9,724,888)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                            $ 13,058,522    $ 19,808,731    $ 17,459,159    $ 46,904,192
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

   26
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                              For the Six Months Ended June 30, 2009 (Unaudited)

                                                                        Touchstone                                      Touchstone
                                                                        Baron Small     Touchstone      Touchstone       Large Cap
                                                                        Cap Growth       Core Bond      High Yield      Core Equity
                                                                           Fund            Fund            Fund            Fund
INVESTMENT INCOME:
   Dividends from affiliated securities                                $      1,807    $     25,385    $     18,181    $      6,654
   Dividends from non-affiliated securities (a)                              28,767           6,863           2,442         665,158
   Interest                                                                      --         766,927       1,433,296              --
   Income from securities loaned                                             34,881             114          12,714          21,749
------------------------------------------------------------------------------------------------------------------------------------
      Total investment income                                                65,455         799,289       1,466,633         693,561
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                  70,315          95,853          71,195         153,148
   Administration fees                                                       13,393          34,856          28,478          47,123
   Compliance fees and expenses                                                 892             992           1,502             621
   Custody fees                                                                 550             731             703             839
   Professional fees                                                          9,287           9,606           9,601           9,322
   Shareholder servicing fees                                                16,072          13,942          18,510          23,561
   Transfer Agent fees                                                       15,000          15,000          15,000          15,000
   Trustee fees                                                               2,980           2,969           2,980           2,784
   Other expenses                                                             3,417           8,370           7,300           4,315
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                        131,906         182,319         155,269         256,713
      Administration fees waived by the Advisor                             (13,393)         (7,996)         (5,841)        (20,962)
      Expenses reimbursed by the Investment Advisor                         (14,662)             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                          103,851         174,323         149,428         235,751
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (38,396)        624,966       1,317,205         457,810
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments                                 (662,118)        281,266      (2,400,575)     (8,030,855)
   Net change in unrealized appreciation/depreciation on investments      2,059,711       1,270,477       6,915,130       9,242,714
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                          1,397,593       1,551,743       4,514,555       1,211,859
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  1,359,197    $  2,176,709    $  5,831,760    $  1,669,669
====================================================================================================================================

(a) Net of foreign tax withholding of:                                 $         --    $         --    $         --    $      8,536

The accompanying notes are an integral part of the financial statements.

                                                                           27
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                             Touchstone           Touchstone          Touchstone
                                                                               Mid Cap               Money           Third Avenue
                                                                               Growth               Market               Value
                                                                                Fund                 Fund                 Fund
INVESTMENT INCOME:
   Dividends from affiliated securities                                    $        4,271       $           --       $       30,017
   Dividends from non-affiliated securities (a)                                   141,003               12,308              516,387
   Interest                                                                            --            1,408,955                    5
   Income from securities loaned                                                   11,354                   --               44,375
------------------------------------------------------------------------------------------------------------------------------------
      Total investment income                                                     156,628            1,421,263              590,784
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                        78,060              120,257              211,995
   Administration fees                                                             19,515              133,448               52,999
   Compliance fees and expenses                                                     1,240                1,617                1,968
   Custody fees                                                                       686                1,788                1,135
   Money market insurance                                                              --               35,482                   --
   Professional fees                                                               10,136               11,960               12,321
   Shareholder servicing fees - Class I                                            13,660               73,910               58,299
   Shareholder servicing fees - Class SC                                               --               69,562                   --
   Transfer Agent fees                                                             15,000               15,000               15,000
   Trustee fees                                                                     4,753                2,579                4,959
   Other expenses                                                                   3,341                6,871               12,361
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                              146,391              472,474              371,037
      Administration fees waived by the Advisor                                   (19,515)                  --              (52,999)
      Expenses reimbursed by the Investment Advisor                               (13,317)                  --              (37,111)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                113,559              472,474              280,927
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              43,069              948,789              309,857
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS:
   Net realized loss on:
      Investments                                                              (2,926,085)                  --          (12,188,435)
      Foreign currency                                                                 --                   --              (11,720)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (2,926,085)                  --          (12,200,155)
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on investments            4,903,989                   --           14,813,410
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS                                               1,977,904                   --            2,613,255
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $    2,020,973       $      948,789       $    2,923,112
====================================================================================================================================

(a) Net of foreign tax withholding of:                                     $           --       $           --       $       42,846

The accompanying notes are an integral part of the financial statements.

   28
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued


                                                                        Touchstone      Touchstone      Touchstone      Touchstone
                                                                        Aggressive     Conservative      Enhanced        Moderate
                                                                            ETF             ETF             ETF             ETF
                                                                           Fund            Fund            Fund            Fund
INVESTMENT INCOME:
   Dividends from affiliated securities                                $      1,370    $      1,408    $        889    $      3,337
   Dividends from non-affiliated securities                                 202,215         277,987         183,860         729,436
   Income from securities loaned                                              8,289          11,145          13,140          20,843
------------------------------------------------------------------------------------------------------------------------------------
      Total investment income                                               211,874         290,540         197,889         753,616
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                                                  26,099          38,001          36,563          91,496
   Administration fees                                                       13,050          19,001          18,281          45,750
   Compliance fees and expenses                                                 840             843           1,133           1,488
   Custody fees                                                                 532             614             557             781
   Professional fees                                                          8,528           3,823           9,409           9,919
   Shareholder servicing fees - Class I                                      11,195          16,288          20,841          35,732
   Shareholder servicing fees - Class SC                                      5,078           7,397           1,997          12,412
   Transfer Agent fees                                                       15,000          15,000          15,000          15,000
   Trustees fees                                                              2,216           4,959           2,774           4,959
   Other expenses                                                             2,293           2,877           3,143           3,048
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                         84,831         108,803         109,698         220,585
      Administration fees waived by the Advisor                             (13,050)        (19,001)        (18,281)        (45,750)
      Fees waived and/or expenses reimbursed by the Advisor                 (22,861)        (18,538)        (22,947)         (3,303)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                           48,920          71,264          68,470         171,532
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       162,954         219,276         129,419         582,084
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized loss on investments                                   (1,800,642)     (1,046,396)     (2,878,295)     (2,670,432)
      Net change in unrealized appreciation/depreciation
        on investments                                                    2,152,314       1,136,464       2,734,427       2,895,491
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                     351,672          90,068        (143,868)        225,059
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $    514,626    $    309,344    $    (14,449)   $    807,143
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                           29
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                Touchstone                       Touchstone                      Touchstone
                                              Baron Small Cap                     Core Bond                      High Yield
                                                Growth Fund                         Fund                            Fund
                                       -----------------------------   -----------------------------   -----------------------------
                                          For the                         For the                         For the
                                        Six Months         For the      Six Months         For the      Six Months         For the
                                           Ended            Year           Ended            Year           Ended            Year
                                         June 30,           Ended        June 30,           Ended        June 30,           Ended
                                           2009         December 31,       2009         December 31,       2009         December 31,
                                        (Unaudited)         2008        (Unaudited)         2008        (Unaudited)         2008
FROM OPERATIONS:
   Net investment income (loss)        $    (38,396)   $   (104,576)   $    624,966    $  1,875,563    $  1,317,205    $  2,027,665
   Net realized gain (loss)
      on investments                       (662,118)     (1,600,432)        281,266        (328,508)     (2,400,575)       (758,200)
   Net change in unrealized
      appreciation/depreciation on
      investments                         2,059,711      (6,131,217)      1,270,477      (2,926,808)      6,915,130      (7,182,895)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
      assets from operations              1,359,197      (7,836,225)      2,176,709      (1,379,753)      5,831,760      (5,913,430)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                         --              --              --      (1,783,848)             --      (2,349,654)
   Realized capital gains                        --      (3,402,506)             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                --      (3,402,506)             --      (1,783,848)             --      (2,349,654)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold              2,919,270       2,515,962       1,457,737       6,743,080      11,384,475      22,487,185
   Reinvestment of dividends and
      distributions                              --       3,402,506              --       1,783,849              --       2,349,655
   Cost of shares redeemed               (2,636,136)     (6,652,418)     (3,035,364)     (9,575,212)    (15,994,832)    (15,411,019)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from share
   transactions                             283,134        (733,950)     (1,577,627)     (1,048,283)     (4,610,357)      9,425,821
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in
   net assets                             1,642,331     (11,972,681)        599,082      (4,211,884)      1,221,403       1,162,737
NET ASSETS:
   Beginning of period                   14,243,171      26,215,852      35,435,416      39,647,300      29,081,231      27,918,494
------------------------------------------------------------------------------------------------------------------------------------
   End of period                       $ 15,885,502    $ 14,243,171    $ 36,034,498    $ 35,435,416    $ 30,302,634    $ 29,081,231
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income
   (loss)                              $    (38,152)   $        244    $  2,514,157    $  1,889,191    $  3,344,870    $  2,027,665
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

   30
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                                               Touchstone                      Touchstone
                                                                                Large Cap                    Mid Cap Growth
                                                                            Core Equity Fund                       Fund
                                                                       -----------------------------   -----------------------------
                                                                          For the                         For the
                                                                         Six Months      For the         Six Months      For the
                                                                            Ended         Year              Ended         Year
                                                                          June 30,        Ended           June 30,        Ended
                                                                            2009       December 31,         2009       December 31,
                                                                        (Unaudited)       2008          (Unaudited)       2008
FROM OPERATIONS:
   Net investment income                                               $    457,810    $    761,831    $     43,069    $     22,151
   Net realized loss on investments                                      (8,030,855)     (6,812,912)     (2,926,085)     (3,005,563)
   Net change in unrealized appreciation/depreciation on investments      9,242,714     (19,314,678)      4,903,989     (12,379,160)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                     1,669,669     (25,365,759)      2,020,973     (15,362,572)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                         --        (499,159)             --              --
   Realized capital gains                                                        --      (3,349,815)             --      (5,702,417)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                --      (3,848,974)             --      (5,702,417)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from shares sold                                              7,451,392       4,874,772         992,379       3,273,356
   Reinvestment of dividends and distributions                                   --       3,848,972              --       5,702,417
   Proceeds from shares issued in connection with acquisition (a)                --      63,380,471              --              --
   Cost of shares redeemed                                               (3,826,786)    (18,987,125)     (2,703,731)    (13,553,155)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from share transactions                           3,624,606      53,117,090      (1,711,352)     (4,577,382)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   5,294,275      23,902,357         309,621     (25,642,371)
NET ASSETS:
   Beginning of period                                                   49,264,589      25,362,232      20,713,429      46,355,800
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                                       $ 54,558,864    $ 49,264,589    $ 21,023,050    $ 20,713,429
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                      $  1,219,641    $    761,831    $     65,220    $     22,151
====================================================================================================================================

(a) See Footnote 9 in notes to financial statements.

The accompanying notes are an integral part of the financial statements.

                                                                           31
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------


                                                                             Touchstone                        Touchstone
                                                                            Money Market                      Third Avenue
                                                                                Fund                           Value Fund
                                                                   -------------------------------   -------------------------------
                                                                      For the                          For the
                                                                     Six Months        For the        Six Months        For the
                                                                        Ended           Year             Ended           Year
                                                                      June 30,          Ended          June 30,          Ended
                                                                      2009 (a)       December 31,        2009          December 31,
                                                                    (Unaudited)         2008          (Unaudited)         2008
FROM OPERATIONS:
   Net investment income                                           $     948,789    $   3,852,800    $     309,857    $   1,001,538
   Net realized gain (loss) on:
      Investments                                                             --               --      (12,188,435)       1,686,607
      Foreign currency                                                        --               --          (11,720)            (101)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              --               --      (12,200,155)       1,686,506
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation
     on investments                                                           --               --       14,813,410      (42,348,407)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                    948,789        3,852,800        2,923,112      (39,660,363)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income, Class I                                       (512,489)      (1,553,396)              --       (1,369,720)
   Net investment income, Class SC                                      (436,300)      (2,299,404)              --               --
   Realized capital gains, Class I                                            --               --               --      (10,752,926)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                       (948,789)      (3,852,800)              --      (12,122,646)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
   Proceeds from shares sold                                         111,683,485       66,890,577        2,095,889        8,202,184
   Reinvestment of dividends and distributions                           509,038        1,551,365               --       12,122,649
   Cost of shares redeemed                                           (51,696,511)     (60,640,101)      (8,003,099)     (31,150,402)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions               60,496,012        7,801,841       (5,907,210)     (10,825,569)
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
   Proceeds from shares sold                                          23,035,799      104,207,881               --               --
   Reinvestment of dividends and distributions                           430,742        2,298,410               --               --
   Cost of shares redeemed                                          (113,748,510)     (71,814,146)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class SC share transactions             (90,281,969)      34,692,145               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (29,785,957)      42,493,986       (2,984,098)     (62,608,578)
NET ASSETS:
   Beginning of period                                               143,066,168      100,572,182       58,108,745      120,717,323
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                                   $ 113,280,211    $ 143,066,168    $  55,124,647    $  58,108,745
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                  $          --    $          --    $   1,275,499    $     977,362
====================================================================================================================================

(a) Class SC represents the period from January 1, 2009 through April 26, 2009.

The accompanying notes are an integral part of the financial statements.

   32
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued


                                                                                Touchstone                       Touchstone
                                                                              Aggressive ETF                  Conservative ETF
                                                                                   Fund                            Fund
                                                                       -----------------------------   -----------------------------
                                                                          For the                         For the
                                                                         Six Months      For the         Six Months      For the
                                                                           Ended          Year              Ended         Year
                                                                          June 30,        Ended           June 30,        Ended
                                                                          2009 (a)     December 31,       2009 (a)     December 31,
                                                                        (Unaudited)       2008           (Unaudited)      2008
FROM OPERATIONS:
   Net investment income                                               $    162,954    $    371,904    $    219,276    $    719,602
   Net realized gain (loss) on investments                               (1,800,642)         43,577      (1,046,396)       (337,588)
   Net change in unrealized appreciation/depreciation on investments      2,152,314      (6,036,298)      1,136,464      (2,554,010)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                       514,626      (5,620,817)        309,344      (2,171,996)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income, Class I                                                --        (225,423)             --        (349,665)
   Net investment income, Class SC                                               --        (180,865)             --        (313,975)
   Realized capital gains, Class I                                               --        (762,241)             --        (267,859)
   Realized capital gains, Class SC                                              --        (601,724)             --        (259,598)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                --      (1,770,253)             --      (1,191,097)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
   Proceeds from shares sold                                              8,450,505         354,389      10,916,104       2,197,753
   Reinvestment of dividends and distributions                                   --         987,664              --         617,524
   Cost of shares redeemed                                                       --      (2,333,846)       (980,221)     (6,283,909)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions                   8,450,505        (991,793)      9,935,883      (3,468,632)
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
   Proceeds from shares sold                                              2,169,026       2,284,922         707,710       6,779,187
   Reinvestment of dividends and distributions                                   --         782,589              --         573,572
   Cost of shares redeemed                                              (11,317,860)     (1,133,381)    (11,675,336)     (2,819,829)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class SC share transactions                 (9,148,834)      1,934,130     (10,967,626)      4,532,930
------------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                               (183,703)     (6,448,733)       (722,399)     (2,298,795)
NET ASSETS:
   Beginning of period                                                   13,242,225      19,690,958      20,531,130      22,829,925
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                                       $ 13,058,522    $ 13,242,225    $ 19,808,731    $ 20,531,130
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                      $    537,493    $    374,539    $    939,878    $    720,602
====================================================================================================================================

(a) Class SC represents the period from January 1, 2009 through April 26, 2009.

The accompanying notes are an integral part of the financial statements.

                                                                           33
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                Touchstone                      Touchstone
                                                                               Enhanced ETF                    Moderate ETF
                                                                                   Fund                            Fund
                                                                       -----------------------------   -----------------------------
                                                                          For the                         For the
                                                                         Six Months      For the         Six Months       For the
                                                                            Ended         Year              Ended          Year
                                                                          June 30,        Ended           June 30,         Ended
                                                                          2009 (a)     December 31,       2009 (a)      December 31,
                                                                        (Unaudited)       2008          (Unaudited)         2008
FROM OPERATIONS:
   Net investment income                                               $    129,419    $    512,143    $    582,084    $  1,603,350
   Net realized loss on investments                                      (2,878,295)     (7,715,153)     (2,670,432)     (1,314,636)
   Net change in unrealized appreciation/depreciation on investments      2,734,427      (4,525,410)      2,895,491     (14,564,489)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                       (14,449)    (11,728,420)        807,143     (14,275,775)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income, Class I                                                --        (468,633)             --        (699,181)
   Net investment income, Class SC                                               --         (68,590)             --        (352,694)
   Realized capital gains, Class I                                               --      (6,172,466)             --        (519,160)
   Realized capital gains, Class SC                                              --        (879,250)             --        (260,072)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                --      (7,588,939)             --      (1,831,107)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
   Proceeds from shares sold                                              2,684,309         449,740      17,826,112       4,085,751
   Reinvestment of dividends and distributions                                   --       6,641,099             672       1,218,339
   Proceeds from shares issued in connection with merger (b)                     --              --              --      24,321,868
   Cost of shares redeemed                                               (2,479,576)     (9,994,273)             --     (14,183,288)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions                     204,733      (2,903,434)     17,826,784      15,442,670
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
   Proceeds from shares sold                                                 51,481       1,095,900         825,177       7,318,605
   Reinvestment of dividends and distributions                                   --         947,840              --         612,765
   Cost of shares redeemed                                               (5,195,370)     (1,046,439)    (22,856,001)     (5,202,633)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class SC share transactions                 (5,143,889)        997,301     (22,030,824)      2,728,737
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (4,953,605)    (21,223,492)     (3,396,897)      2,064,525
NET ASSETS:
   Beginning of period                                                   22,412,764      43,636,256      50,301,089      48,236,564
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                                       $ 17,459,159    $ 22,412,764    $ 46,904,192    $ 50,301,089
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                      $    658,998    $    529,579    $  2,188,817    $  1,606,733
====================================================================================================================================

(a) Class SC represents the period from January 1, 2009 through April 26, 2009.

(b) See Footnote 9 in notes to financial statements.

The accompanying notes are an integral part of the financial statements.

   34
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding:
TOUCHSTONE BARON SMALL CAP GROWTH FUND

                                                   For the
                                                 Six Months
                                                    Ended                          For the Year Ended December 31,
                                                June 30, 2009    -------------------------------------------------------------------
                                                 (Unaudited)        2008          2007          2006          2005          2004
NET ASSET VALUE, BEGINNING OF PERIOD           $   10.08         $   20.52     $   22.86     $   19.89     $   18.47     $   14.45
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment loss                            (0.03)            (0.07)        (0.16)        (0.11)        (0.21)        (0.18)
    Net realized and unrealized gain
        (loss) on investments                       1.17             (7.11)         0.87          3.75          1.63          4.20
------------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations            1.14             (7.18)         0.71          3.64          1.42          4.02
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Realized capital gains                            --             (3.26)        (3.05)        (0.67)           --            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   11.22         $   10.08     $   20.52     $   22.86     $   19.89     $   18.47
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.31%(a)        (33.64%)        2.76%        18.26%         7.69%        27.82%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $  15,886         $  14,243     $  26,216     $  29,103     $  27,443     $  23,336
Ratios to average net assets:
    Net expenses                                    1.55%(b)          1.55%         1.49%         1.51%         1.54%         1.65%
    Net investment loss                            (0.57%)(b)        (0.51%)       (0.71%)       (0.51%)       (1.15%)       (1.24%)
Portfolio turnover                                    10%(b)             7%           19%           19%           14%           23%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE CORE BOND FUND

                                                   For the
                                                 Six Months
                                                    Ended                          For the Year Ended December 31,
                                                June 30, 2009    -------------------------------------------------------------------
                                                 (Unaudited)        2008          2007          2006          2005          2004

NET ASSET VALUE, BEGINNING OF PERIOD           $    9.49         $   10.33     $   10.24     $   10.28     $   10.11     $   10.19
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                           0.20              0.54          0.46          0.50          0.40          0.38
    Net realized and unrealized gain
        (loss) on investments                       0.40             (0.88)         0.10         (0.08)        (0.23)        (0.04)
------------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations            0.60             (0.34)         0.56          0.42          0.17          0.34
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                             --             (0.50)        (0.47)        (0.46)           --         (0.39)
    In excess of net investment income                --                --            --            --            --         (0.03)
------------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions             --             (0.50)        (0.47)        (0.46)           --         (0.42)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   10.09         $    9.49     $   10.33     $   10.24     $   10.28     $   10.11
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        6.32%(a)         (3.26%)        5.45%         4.05%         1.68%         3.31%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $  36,034         $  35,435     $  39,647     $  37,358     $  39,049     $  40,044
Ratios to average net assets:
    Net expenses                                    1.00%(b)          1.00%         0.75%         0.75%         0.75%         0.75%
    Net investment income                           3.58%(b)          4.75%         4.67%         4.41%         3.76%         3.50%
Portfolio turnover                                   503%(b)           171%          283%          231%          149%          144%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 42.

The accompanying notes are an integral part of the financial statements.

                                                                           35
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE HIGH YIELD FUND

                                                   For the
                                                 Six Months
                                                    Ended                          For the Year Ended December 31,
                                                June 30, 2009    -------------------------------------------------------------------
                                                 (Unaudited)        2008          2007          2006          2005          2004
NET ASSET VALUE, BEGINNING OF PERIOD           $    5.52         $    7.94     $    8.54     $    8.53     $    8.26     $    8.12
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                           0.38              0.21          0.87          0.61          0.61          0.64
    Net realized and unrealized gain
        (loss) on investments                       0.98             (2.14)        (0.72)         0.06         (0.34)         0.14
------------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations            1.36             (1.93)         0.15          0.67          0.27          0.78
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                             --             (0.49)        (0.75)        (0.66)           --         (0.64)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    6.88         $    5.52     $    7.94     $    8.54     $    8.53     $    8.26
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       24.64%(a)        (24.31%)        1.78%         7.90%         3.27%         9.55%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $  30,303         $  29,081     $  27,918     $  37,361     $  37,853     $  42,328
Ratios to average net assets:
    Net expenses                                    1.05%(b)          1.05%         0.80%         0.80%         0.80%         0.80%
    Net investment income                           9.24%(b)          8.01%         6.88%         6.84%         6.91%         7.30%
Portfolio turnover                                    89%(b)            52%           62%           46%           69%           55%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE LARGE CAP CORE EQUITY FUND

                                                   For the
                                                 Six Months
                                                    Ended                          For the Year Ended December 31,
                                                June 30, 2009    -------------------------------------------------------------------
                                                 (Unaudited)        2008          2007          2006          2005          2004
NET ASSET VALUE, BEGINNING OF PERIOD           $    6.69         $   11.22     $   10.99     $    8.88     $    9.16     $    8.90
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                    0.05             (0.05)         0.24          0.28          0.20          0.19
    Net realized and unrealized gain
        (loss) on investments                       0.19             (3.92)         0.35          2.08         (0.48)         0.26
------------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations            0.24             (3.97)         0.59          2.36         (0.28)         0.45
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                             --             (0.07)        (0.25)        (0.25)           --         (0.19)
    Realized capital gains                            --             (0.49)        (0.11)           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions             --             (0.56)        (0.36)        (0.25)           --         (0.19)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    6.93         $    6.69     $   11.22     $   10.99     $    8.88     $    9.16
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        3.59%(a)        (35.20%)        5.32%        26.57%        (3.06%)        5.08%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $  54,559         $  49,265     $  25,362     $  26,285     $  25,360     $  29,699
Ratios to average net assets:
    Net expenses                                    1.00%(b)          1.00%         0.75%         0.75%         0.75%         0.75%
    Net investment income                           1.94%(b)          1.42         %1.91%         2.31%         2.23%         2.15%
Portfolio turnover                                    45%(b)            81%          124%           53%           48%           60%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 42.

The accompanying notes are an integral part of the financial statements.

   36
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:
TOUCHSTONE MID CAP GROWTH FUND

                                                   For the
                                                 Six Months
                                                    Ended                          For the Year Ended December 31,
                                                June 30, 2009    -------------------------------------------------------------------
                                                 (Unaudited)        2008          2007          2006          2005          2004
NET ASSET VALUE, BEGINNING OF PERIOD           $    7.95         $   18.55     $   19.38     $   17.63     $   20.89     $   19.64
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                    0.02              0.02         (0.05)        (0.09)        (0.08)        (0.15)
    Net realized and unrealized gain
        (loss) on investments                       0.86             (7.54)         2.85          2.95          3.28          2.48
------------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations            0.88             (7.52)         2.80          2.86          3.20          2.33
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Realized capital gains                            --             (3.08)        (3.63)        (1.11)        (6.46)        (1.08)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    8.83         $    7.95     $   18.55     $   19.38     $   17.63     $   20.89
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.07%(a)        (39.70%)       14.43%        16.18%        15.29%        12.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $  21,023         $  20,713     $  46,356     $  35,216     $  33,511     $  34,135
Ratios to average net assets:
    Net expenses                                    1.16%(b)          1.16%         1.15%         1.15%         1.15%         1.15%
    Net investment income (loss)                    0.44%(b)          0.06%        (0.29%)       (0.49%)       (0.50%)       (0.65%)
Portfolio turnover                                    75%(b)            73%           83%          104%           70%          134%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND - CLASS I

                                                   For the
                                                 Six Months
                                                    Ended                          For the Year Ended December 31,
                                                June 30, 2009    -------------------------------------------------------------------
                                                 (Unaudited)        2008          2007          2006          2005          2004
NET ASSET VALUE, BEGINNING OF PERIOD           $    1.00         $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                           0.01              0.03          0.05          0.05          0.03          0.01
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                          (0.01)            (0.03)        (0.05)        (0.05)        (0.03)        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    1.00         $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        1.43%(b)          2.99%         5.17%         4.94%         3.16%         1.35%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $ 113,280         $  52,790     $  44,988     $  37,256     $  42,614     $  38,188
Ratios to average net assets:
    Net expenses                                    0.68%(b)(c)       0.65%         0.28%         0.28%         0.28%         0.28%
    Net investment income                           1.32%(b)          2.94%         5.06%         4.82%         3.13%         1.28%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 42.

The accompanying notes are an integral part of the financial statements.

                                                                           37
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND - CLASS SC


                                                    For the
                                                    Period
                                                     Ended
                                                   April 26,                       For the Year Ended December 31,
                                                    2009 (d)     -------------------------------------------------------------------
                                                  (Unaudited)       2008          2007          2006          2005          2004
NET ASSET VALUE, BEGINNING OF PERIOD           $    1.00         $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                           0.00(e)           0.03          0.05          0.05          0.03          0.01
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                           0.00(e)          (0.03)        (0.05)        (0.05)        (0.03)        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    1.00         $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        0.49%(b)          2.93%         4.90%         4.66%         2.90%         1.08%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $ 138,211         $  90,276     $  55,584     $  39,111     $  37,342     $  25,727
Ratios to average net assets:
    Net expenses                                    0.74%(b)(f)       0.71%         0.54%         0.54%         0.54%         0.54%
    Net investment income                           1.57%(b)          2.86%         4.80%         4.61%         2.89%         1.06%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE THIRD AVENUE VALUE FUND

                                                   For the
                                                 Six Months
                                                    Ended                          For the Year Ended December 31,
                                                June 30, 2009    -------------------------------------------------------------------
                                                 (Unaudited)        2008          2007          2006          2005          2004
NET ASSET VALUE, BEGINNING OF PERIOD           $   12.93         $   26.70     $   29.24     $   26.89     $   23.51     $   18.71
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                           0.10              0.23          0.30          0.22          0.11          0.05
    Net realized and unrealized gain
        (loss) on investments                       0.72            (10.68)        (0.79)         4.05          3.98          4.80
------------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations            0.82            (10.45)        (0.49)         4.27          4.09          4.85
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                             --             (0.31)        (0.20)        (0.11)         0.00(e)      (0.05)
    Realized capital gains                            --             (3.01)        (1.85)        (1.81)        (0.71)           --
------------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions             --             (3.32)        (2.05)        (1.92)        (0.71)        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   13.75         $   12.93     $   26.70     $   29.24     $   26.89     $   23.51
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        6.34%(a)        (38.50%)       (1.79%)       15.87%        17.41%        25.93%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $  55,125         $  58,109     $ 120,717     $ 125,330     $ 117,142     $  92,920
Ratios to average net assets:
    Net expenses                                    1.06%(b)          1.06%         1.05%         1.05%         1.05%         1.05%
    Net investment income                           1.17%(b)          1.08%         1.03%         0.77%         0.48%         0.27%
Portfolio turnover                                     9%(b)            12%           18%           10%           17%           30%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 42.

The accompanying notes are an integral part of the financial statements.

   38
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:
TOUCHSTONE AGGRESSIVE ETF FUND - CLASS I

                                                 For the                                                                For the
                                               Six Months                                                               Period
                                                  Ended                 For the Year Ended December 31,                  Ended
                                              June 30, 2009   ---------------------------------------------------     December 31,
                                               (Unaudited)       2008          2007          2006          2005          2004(g)
NET ASSET VALUE, BEGINNING OF PERIOD          $    7.80       $   12.70     $   12.65     $   11.30     $   10.80     $   10.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                  (0.11)           0.26          0.40          0.24          0.13          0.06
    Net realized and unrealized gain
        (loss) on investments                      0.32           (4.00)         0.25          1.29          0.37          0.80
-----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations           0.21           (3.74)         0.65          1.53          0.50          0.86
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                            --           (0.25)        (0.22)        (0.12)           --         (0.06)
    Realized capital gains                           --           (0.91)        (0.38)        (0.06)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions            --           (1.16)        (0.60)        (0.18)           --         (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    8.01       $    7.80     $   12.70     $   12.65     $   11.30     $   10.80
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       2.69%(a)      (29.12%)        5.12%        13.52%         4.63%         8.62%(a)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $  13,059       $   7,361     $  12,610     $  17,171     $  14,845     $   3,999
Ratios to average net assets:
    Net expenses                                   0.75%(b)        0.75        %0.50%          0.50%         0.50%         0.50%(b)
    Net investment income                          2.67%(b)        2.15        %1.86%          1.94%         1.80%         7.08%(b)
Portfolio turnover                                   70%(b)          20%           39%           33%           38%            0%(b)
-----------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND - CLASS SC

                                                                      For the                                            For the
                                                                      Period                                              Period
                                                                       Ended         For the Year Ended December 31,      Ended
                                                                 April 26, 2009 (d)  -------------------------------   December 31,
                                                                    (Unaudited)          2008             2007            2006(h)
NET ASSET VALUE, BEGINNING OF PERIOD                               $    7.77           $   12.65        $   12.64     $   11.69
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                               0.05                0.23             0.21          0.09
    Net realized and unrealized gain (loss) on investments             (0.31)              (3.95)            0.40          1.04
-----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                               (0.26)              (3.72)            0.61          1.13
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                                                 --               (0.25)           (0.22)        (0.12)
    Realized capital gains                                                --               (0.91)           (0.38)        (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                                 --               (1.16)           (0.60)        (0.18)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $    7.51           $    7.77        $   12.65     $   12.64
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           (3.35%)(a)         (29.08%)           4.79%         9.65%(a)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                 $   7,431           $   5,881        $   7,081     $   1,728
Ratios to average net assets:
    Net expenses                                                        0.75%(b)            0.75%            0.75%         0.75%(b)
    Net investment income                                               1.79%(b)            2.28%            2.01%         3.45%(b)
Portfolio turnover                                                        70%(b)              20%              39%           33%
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 42.

The accompanying notes are an integral part of the financial statements.

                                                                           39
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE CONSERVATIVE ETF FUND - CLASS I

                                                 For the                                                                For the
                                               Six Months                                                               Period
                                                  Ended                 For the Year Ended December 31,                  Ended
                                              June 30, 2009   ---------------------------------------------------     December 31,
                                               (Unaudited)       2008          2007          2006          2005          2004(g)
NET ASSET VALUE, BEGINNING OF PERIOD          $   10.17       $   11.92     $   11.50     $   10.72     $   10.38     $   10.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                  (0.15)           0.53          0.35          0.22          0.16          0.14
    Net realized and unrealized gain
        (loss) on investments                      0.35           (1.67)         0.31          0.65          0.19          0.38
-----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations           0.20           (1.14)         0.66          0.87          0.35          0.52
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                            --           (0.34)        (0.20)        (0.08)           --         (0.14)
    Realized capital gains                           --           (0.27)        (0.04)        (0.01)        (0.01)           --
-----------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions            --           (0.61)        (0.24)        (0.09)        (0.01)        (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $   10.37       $   10.17     $   11.92     $   11.50     $   10.72     $   10.38
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       1.97%(a)       (9.49%)        5.76%         8.15%         3.32%         5.22%(a)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $  19,809       $  10,835     $  16,197     $  14,213     $   8,098     $     620
Ratios to average net assets:
    Net expenses                                   0.75%(b)        0.75%         0.50%         0.50%         0.50%         0.50%(b)
    Net investment income                          3.95%(b)        3.10%         3.24%         3.19%         3.01%         2.54%(b)
Portfolio turnover                                   58%(b)          39%           23%           14%           19%           37%(b)
-----------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE CONSERVATIVE ETF FUND - CLASS SC

                                                                      For the                                            For the
                                                                      Period                                              Period
                                                                       Ended         For the Year Ended December 31,      Ended
                                                                 April 26, 2009 (d)  -------------------------------   December 31,
                                                                    (Unaudited)          2008             2007            2006(h)
NET ASSET VALUE, BEGINNING OF PERIOD                               $   10.13           $   11.88        $   11.49     $   10.88
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                               0.06                0.29             0.26          0.11
    Net realized and unrealized gain (loss) on investments             (0.18)              (1.43)            0.37          0.59
-----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                               (0.12)              (1.14)            0.63          0.70
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                 --               (0.34)           (0.20)        (0.08)
    Realized capital gains                                                --               (0.27)           (0.04)        (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                                 --               (0.61)           (0.24)        (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $   10.01           $   10.13        $   11.88     $   11.49
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           (1.18%)(a)          (9.52%)           5.47%         6.46%(a)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                 $   9,606           $   9,696        $   6,633     $   2,961
Ratios to average net assets:
    Net expenses                                                        0.75%(b)            0.75%            0.75%         0.75%(b)
    Net investment income                                               1.88%(b)            3.35%            3.16%         3.87%(b)
Portfolio turnover                                                        58%(b)              39%              23%           14%
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 42.

The accompanying notes are an integral part of the financial statements.

   40
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:
TOUCHSTONE ENHANCED ETF FUND - CLASS I

                                                 For the                                                                For the
                                               Six Months                                                               Period
                                                  Ended                 For the Year Ended December 31,                  Ended
                                              June 30, 2009   ---------------------------------------------------     December 31,
                                               (Unaudited)       2008          2007          2006          2005          2004(g)
NET ASSET VALUE, BEGINNING OF PERIOD          $    6.19       $   13.88     $   13.73     $   11.98     $   11.30     $   10.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                          0.07            0.13          0.21          0.13          0.05          0.04
    Net realized and unrealized gain
        (loss) on investments                      0.08           (4.69)         0.35          1.71          0.63          1.30
-----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations           0.15           (4.56)         0.56          1.84          0.68          1.34
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                            --           (0.15)        (0.17)        (0.03)           --         (0.04)
    Realized capital gains                           --           (2.98)        (0.24)        (0.06)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions            --           (3.13)        (0.41)        (0.09)           --         (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    6.34       $    6.19     $   13.88     $   13.73     $   11.98     $   11.30
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       2.42%(a)      (31.40%)        4.03%        15.38%         6.02%        13.36%(a)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $  17,459       $  19,557     $  39,526     $  47,264     $  26,864     $     904
Ratios to average net assets:
    Net expenses                                   0.75%(b)        0.75%         0.50%         0.50%         0.50%         0.50%(b)
    Net investment income                          1.40%(b)        1.54%         1.13%         1.26%         1.09%         1.06%(b)
Portfolio turnover                                   76%(b)          78%           88%           62%           64%            0%(b)
-----------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE ENHANCED ETF FUND - CLASS SC

                                                                      For the                                            For the
                                                                      Period                                              Period
                                                                       Ended         For the Year Ended December 31,      Ended
                                                                 April 26, 2009 (d)  -------------------------------   December 31,
                                                                    (Unaudited)          2008             2007            2006(h)
NET ASSET VALUE, BEGINNING OF PERIOD                               $    6.18           $   13.85        $   13.72     $   12.45
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                               0.02                0.13             0.07          0.11
    Net realized and unrealized gain (loss) on investments             (0.19)              (4.67)            0.45          1.25
-----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                               (0.17)              (4.54)            0.52          1.36
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                 --               (0.15)           (0.15)        (0.03)
    Realized capital gains                                                --               (2.98)           (0.24)        (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                                 --               (3.13)           (0.39)        (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $    6.01           $    6.18        $   13.85     $   13.72
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           (2.75%)(a)         (31.32%)           3.74%        10.94%(a)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                 $   2,594           $   2,856        $   4,110     $   1,407
Ratios to average net assets:
    Net expenses                                                        0.75%(b)            0.75%            0.75%         0.75%(b)
    Net investment income                                               1.08%(b)            1.61%            1.20%         3.29%(b)
Portfolio turnover                                                        76%(b)              78%              88%           62%
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 42.

The accompanying notes are an integral part of the financial statements.

                                                                           41
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE MODERATE ETF FUND - CLASS I

                                                 For the                                                                For the
                                               Six Months                                                               Period
                                                  Ended                 For the Year Ended December 31,                  Ended
                                              June 30, 2009   ---------------------------------------------------     December 31,
                                               (Unaudited)       2008          2007          2006          2005          2004(g)

NET ASSET VALUE, BEGINNING OF PERIOD          $    9.67       $   12.60     $   12.21     $   11.11     $   10.69     $   10.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                          0.07            0.17          0.33          0.22          0.14          0.06
    Net realized and unrealized gain
        (loss) on investments                      0.16           (2.74)         0.31          1.00          0.28          0.69
-----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations           0.23           (2.57)         0.64          1.22          0.42          0.75
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                            --           (0.21)        (0.16)        (0.10)           --         (0.06)
    Realized capital gains                           --           (0.15)        (0.09)        (0.02)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions            --           (0.36)        (0.25)        (0.12)           --         (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    9.90       $    9.67     $   12.60     $   12.21     $   11.11     $   10.69
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       2.38%(a)      (20.34%)        5.24%        10.97%         3.93%         7.51%(a)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $  46,904       $  33,476     $  29,017     $  27,991     $  19,137     $   2,288
Ratios to average net assets:
    Net expenses                                   0.75%(b)        0.75%         0.50%         0.50%         0.50%         0.50%(b)
    Net investment income                          4.64%(b)        2.85%         2.59%         2.57%         2.48%         3.91%(b)
Portfolio turnover                                   40%(b)          29%           12%           15%           21%            0%(b)
-----------------------------------------------------------------------------------------------------------------------------------


TOUCHSTONE MODERATE ETF FUND - CLASS SC

                                                                      For the                                            For the
                                                                      Period                                              Period
                                                                       Ended         For the Year Ended December 31,      Ended
                                                                 April 26, 2009 (d)  -------------------------------   December 31,
                                                                    (Unaudited)          2008             2007            2006(h)
NET ASSET VALUE, BEGINNING OF PERIOD                               $    9.63           $   12.55        $   12.18     $   11.39
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                               0.06                0.31             0.20          0.10
    Net realized and unrealized gain (loss) on investments             (0.28)              (2.87)            0.41          0.81
-----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                               (0.22)              (2.56)            0.61          0.91
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                 --               (0.21)           (0.15)        (0.10)
    Realized capital gains                                                --               (0.15)           (0.09)        (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                                 --               (0.36)           (0.24)        (0.12)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $    9.41           $    9.63        $   12.55     $   12.18
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           (2.28%)(a)         (20.35%)           4.99%         7.98%(a)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                 $  16,186           $  16,825        $  19,220     $   1,762
Ratios to average net assets:
    Net expenses                                                        0.75%(b)            0.75%            0.75%         0.75%(b)
    Net investment income                                               1.94%(b)            2.74%            2.92%         3.73%(b)
Portfolio turnover                                                        40%(b)              29%              12%           15%
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 42.

The accompanying notes are an integral part of the financial statements.

   42
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a)   Not annualized.

(b)   Annualized.

(c) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.63%. See footnoe 10 in notes to financial statements.

(d)   On April 27, 2009, Class SC shares were exchanged for Class I shares.

(e)   Less than $0.01 per share.

(f) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.68%. See footnote 10 in notes to financial statements.

(g) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.

(h) Represents the period from commencement of operations (July 31, 2006) through December 31, 2006.

The accompanying notes are an integral part of the financial statements.

                                                                           43
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2009 (Unaudited)

1.Organization and Significant Accounting Policies

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of: Touchstone Baron Small Cap Growth Fund, Touchstone Core Bond Fund, Touchstone High Yield Fund, Touchstone Large Cap Core Equity Fund, Touchstone Mid Cap Growth Fund, Touchstone Money Market Fund, Touchstone Third Avenue Value Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (individually a "Fund" and collectively the "Funds").

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2009, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

The Funds are registered to offer different classes of shares: Class I shares and Class SC shares. The Touchstone Money Market Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund offer two classes of shares: Class I shares and Class SC shares. Effective April 27, 2009, Class SC shares were exchanged for Class I shares. All remaining Funds offer a single class of shares: Class I shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

RECENT ACCOUNTING PRONOUNCEMENTS. In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No 162" ("SFAS 168"). SFAS 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards Codification(TM)" ("Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds' financial statements.

   44
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

SHARE VALUATION. The net asset value per share is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith by the Advisor under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

The Funds have adopted the Financial Accounting Standards Board's (FASB) Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

                                                                           45
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

On April 9, 2009 the FASB issued Staff Position SFAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance in estimating fair value under Statement No. 157, "Fair Value Measurements" (SFAS 157), when the volume and level of transaction activity for an asset or liability have significantly decreased in relation to normal market activity for the asset or liability. FSP 157-4 also provides additional guidance on circumstances that may indicate a transaction is not orderly. FSP 157-4 is effective for interim and annual periods ending after June 15, 2009, and the Funds have adopted its provisions for the period ending June 30, 2009. FSP 157-4 did not have a significant impact on the Funds' financial position, results of operations, or disclosures for the six months ending June 30, 2009.

The aggregate value by input level, as of June 30, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Schedule of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of June 30, 2009, the following Funds loaned securities and received collateral as follows:

                                          Fair Value of           Value of
Fund                                     Securities Loaned   Collateral Received
--------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund      $  1,907,350        $  1,972,033
Touchstone High Yield Fund                  $    907,469        $    949,240
Touchstone Large Cap Core Equity Fund       $ 11,325,232        $ 11,732,265
Touchstone Mid Cap Growth Fund              $  3,762,264        $  3,919,486
Touchstone Third Avenue Value Fund          $  3,721,404        $  3,849,735
Touchstone Aggressive ETF Fund              $    841,281        $    862,260
Touchstone Conservative ETF Fund            $  2,445,862        $  2,511,891
Touchstone Enhanced ETF Fund                $    568,221        $    590,366
Touchstone Moderate ETF Fund                $  1,966,527        $  2,018,246

   46
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

FEDERAL INCOME TAX. It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Certain Funds may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. For the six months ended June 30, 2009, there were no open forward foreign currency contracts.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

ALLOCATIONS. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

                                                                           47
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

2. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. Transactions with Affiliates

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. (JPMorgan) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and the Underwriter are each wholly-owned indirect subsidiaries of Western-Southern.

ADVISORY AGREEMENT. The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

------------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund       1.05%
------------------------------------------------------------------------------------------------
Touchstone Core Bond Fund                    0.55% on the first $100 million
                                             0.50% of the next $100 million
                                             0.45% of the next $100 million
                                             0.40% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------------
Touchstone High Yield Fund                   0.50% on the first $100 million
                                             0.45% of the next $100 million
                                             0.40% of the next $100 million
                                             0.35% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------------
Touchstone Large Cap Core Equity Fund        0.65% on the first $100 million
                                             0.60% of the next $100 million
                                             0.55% of the next $100 million
                                             0.50% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------------
Touchstone Mid Cap Growth Fund               0.80%
------------------------------------------------------------------------------------------------
Touchstone Money Market Fund                 0.18%
------------------------------------------------------------------------------------------------
Touchstone Third Avenue Value Fund           0.80% on the first $100 million
                                             0.75% of the next $100 million
                                             0.70% of the next $100 million
                                             0.65% of such assets in excess of $300 million.
------------------------------------------------------------------------------------------------
Touchstone Aggressive ETF Fund               0.40% on the first $50 million
Touchstone Conservative ETF Fund             0.38% of the next $50 million
Touchstone Enhanced ETF Fund                 0.36% of such assets in excess of $100 million.
Touchstone Moderate ETF Fund
------------------------------------------------------------------------------------------------

   48
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Notes to Financial Statements continued

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Funds) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. For the six months ended June 30, 2009, the following sub-advisory agreements were in place:

TOUCHSTONE BARON SMALL                   BAMCO, Inc.
CAP GROWTH FUND

TOUCHSTONE CORE BOND FUND                Fort Washington Investment
                                         Advisors, Inc.

TOUCHSTONE HIGH YIELD FUND               Fort Washington Investment
                                         Advisors, Inc.

TOUCHSTONE LARGE CAP                     Todd/Veredus Asset Management, LLC
CORE EQUITY FUND

TOUCHSTONE MID CAP                       TCW Investment Management
GROWTH FUND                              Company and Westfield Capital
                                         Management Company LP

TOUCHSTONE MONEY MARKET FUND             Fort Washington Investment
                                         Advisors, Inc.

TOUCHSTONE THIRD AVENUE
VALUE FUND                               Third Avenue Management LLC

TOUCHSTONE AGGRESSIVE ETF FUND           Todd/Veredus Asset Management, LLC

TOUCHSTONE CONSERVATIVE ETF FUND         Todd/Veredus Asset Management, LLC

TOUCHSTONE ENHANCED ETF FUND             Todd/Veredus Asset Management, LLC

TOUCHSTONE MODERATE ETF FUND             Todd/Veredus Asset Management, LLC

Fort Washington Investment Advisors, Inc. is an affiliate of the Advisor and of Western-Southern.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT. The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of average daily net assets of the Trust up to and including $1 billion; 0.16% of the next $1 billion of average daily net assets; and 0.12% of all such assets in excess of $2 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

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--------------------------------------------------------------------------------

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT. The Trust entered into a Transfer Agent Agreement between the Trust and JPMorgan. JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a minimum annual fee from each Fund through August 31, 2009. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

UNDERWRITING AGREEMENT. The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

PLAN OF DISTRIBUTION. The Trust entered into a Shareholder Servicing Plan for all share classes of the Trust which provides for a fee of 0.25% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT. Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS. Each Fund, except the Touchstone Money Market Fund, may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an exemptive order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

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Notes to Financial Statements continued


A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, if any, for the six months ended June 30, 2009, is noted below:

                                                                          SHARE ACTIVITY
                                                            -----------------------------------------
                                              Balance                                        Balance                       Value
                                              12/31/08       Purchases        Sales          6/30/09      Dividends       6/30/09
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund          348,169      2,923,978     (2,240,797)      1,031,350    $     1,807    $ 1,031,350
Touchstone Core Bond Fund                     3,226,594     31,256,293    (30,012,182)      4,470,705    $    25,385    $ 4,470,705
Touchstone High Yield Fund                   10,599,230     12,637,428    (22,330,928)        905,730    $    18,181    $   905,730
Touchstone Large Cap Core Equity Fund           731,719     10,073,812     (9,672,149)      1,133,382    $     6,654    $ 1,133,382
Touchstone Mid Cap Growth Fund                  702,185      5,458,167     (5,582,652)        577,700    $     4,271    $   577,700
Touchstone Third Avenue Value Fund            2,726,733      8,498,717     (7,060,022)      4,165,428    $    30,017    $ 4,165,428
Touchstone Aggressive ETF Fund                  203,258      3,694,743     (3,668,645)        229,356    $     1,370    $   229,356
Touchstone Conservative ETF Fund                     --      4,147,055     (3,851,347)        295,708    $     1,408    $   295,708
Touchstone Enhanced ETF Fund                    362,583      2,485,982     (2,616,944)        231,621    $       889    $   231,621
Touchstone Moderate ETF Fund                    561,626      6,691,072     (6,547,319)        705,379    $     3,337    $   705,379

4. Capital Share Transactions

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

                                                        Touchstone Baron Small              Touchstone Core
                                                            Cap Growth Fund                    Bond Fund
                                                       For the                         For the
                                                     Six Months        For the        Six Months       For the
                                                        Ended           Year            Ended           Year
                                                       June 30,         Ended          June 30,         Ended
                                                         2009        December 31,        2009        December 31,
                                                     (Unaudited)        2008         (Unaudited)        2008
Shares issued                                           269,359         144,391         150,668         655,150
Shares reinvested                                            --         366,649              --         187,971
Shares redeemed                                        (266,842)       (375,523)       (315,476)       (947,755)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding             2,517         135,517        (164,808)       (104,634)
Shares outstanding, beginning of period               1,413,205       1,277,688       3,734,892       3,839,526
------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     1,415,722       1,413,205       3,570,084       3,734,892


                                                           Touchstone High              Touchstone Large Cap
                                                             Yield Fund                   Core Equity Fund
                                                      For the                          For the
                                                     Six Months        For the        Six Months       For the
                                                        Ended           Year            Ended           Year
                                                       June 30,         Ended          June 30,         Ended
                                                         2009         December 31,       2009         December 31,
                                                     (Unaudited)        2008         (Unaudited)        2008
Shares issued                                         1,959,586       3,356,003       1,117,536         642,613
Shares reinvested                                            --         424,892              --         590,762
Shares issued in connection with acquisition (a)             --              --              --       6,038,510
Shares redeemed                                      (2,830,023)     (2,023,863)       (610,719)     (2,170,202)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          (870,437)      1,757,032         506,817       5,101,683
Shares outstanding, beginning of period               5,271,926       3,514,894       7,362,076       2,260,393
------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     4,401,489       5,271,926       7,868,893       7,362,076

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                                                TOUCHSTONE VARIABLE SERIES TRUST
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--------------------------------------------------------------------------------

                                                        Touchstone Mid Cap               Touchstone Third
                                                            Growth Fund                  Avenue Value Fund
                                                      For the                          For the
                                                     Six Months        For the        Six Months       For the
                                                        Ended           Year            Ended           Year
                                                       June 30,         Ended          June 30,         Ended
                                                         2009         December 31,       2009         December 31,
                                                     (Unaudited)        2008         (Unaudited)        2008
Shares issued                                           123,928         207,161         162,301         367,946
Shares reinvested                                            --         753,292              --         963,424
Shares redeemed                                        (349,285)       (853,679)       (649,923)     (1,357,368)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          (225,357)        106,774        (487,622)        (25,998)
Shares outstanding, beginning of period               2,605,082       2,498,308       4,495,472       4,521,470
------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     2,379,725       2,605,082       4,007,850       4,495,472

                                            Touchstone Aggressive                           Touchstone Conservative
                                                 ETF Fund                                            ETF Fund
                                      Class I                  Class SC                    Class I                 Class SC
                             ------------------------- ------------------------- ------------------------- -------------------------
                                For the                   For the                 For the                     For the
                              Six Months    For the       Period     For the     Six Months     For the       Period      For the
                                 Ended        Year        Ended       Year         Ended         Year         Ended        Year
                               June 30,      Ended      April 26,     Ended       June 30,       Ended       April 26,    Ended
                                 2009     December 31,   2009 (b)   December 31,     2009     December 31,    2009(b)   December 31,
                             (Unaudited)     2008      (Unaudited)     2008      (Unaudited)      2008      (Unaudited)     2008

Shares issued                 1,035,546     35,365        311,687     199,515     1,085,256      201,601       73,930      597,997
Shares reinvested                    --    128,022             --     101,831            --       60,772           --       56,672
Shares redeemed                (349,295)  (212,623)    (1,069,075)   (103,740)     (241,142)    (555,712)  (1,030,740)    (256,174)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   shares outstanding           686,251    (49,236)      (757,388)    197,606       844,114     (293,339)    (956,810)     398,495
Shares outstanding,
   beginning of period          943,928    993,164        757,388     559,782     1,065,293    1,358,632      956,810      558,315
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding,
   end of period              1,630,179    943,928             --     757,388     1,909,407    1,065,293           --      956,810


                                            Touchstone Enhanced                                 Touchstone Moderate
                                                 ETF Fund                                            ETF Fund
                                     Class I                  Class SC                    Class I                 Class SC
                             ------------------------- ------------------------- ------------------------- -------------------------
                                For the                   For the                 For the                     For the
                              Six Months    For the       Period     For the     Six Months     For the       Period      For the
                                 Ended        Year        Ended       Year         Ended         Year         Ended        Year
                               June 30,      Ended      April 26,     Ended       June 30,       Ended       April 26,    Ended
                                 2009     December 31,   2009 (b)   December 31,     2009     December 31,    2009(b)   December 31,
                             (Unaudited)     2008      (Unaudited)     2008      (Unaudited)      2008      (Unaudited)     2008
Shares issued                   445,578      43,884         9,229      94,222     1,843,975       381,842      92,703      619,211
Shares reinvested                    --   1,114,844            --     159,370            69       127,126          --       64,203
Shares issued in connection
  with merger (a)                    --          --            --          --            --      1,962,139          --           --
Shares redeemed                (846,906)   (849,521)     (471,515)    (88,097)     (567,611)    (1,311,429) (1,839,702)    (467,390)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    shares outstanding         (401,328)    309,207      (462,286)    165,495     1,276,433      1,159,678  (1,746,999)     216,024
Shares outstanding,
   beginning of period        3,157,278   2,848,071       462,286     296,791     3,461,752      2,302,074   1,746,999    1,530,975
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding,
   end of period              2,755,950   3,157,278            --     462,286     4,738,185      3,461,752          --    1,746,999


(a) See Footnote 9 in notes to financial statements.

(b) Represents the period from January 1, 2009 through April 26, 2009.

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Notes to Financial Statements continued

5. Expense Reductions

The Advisor has contractually agreed to waive its fees or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses.

Some Funds may participate in the Custody Fee Offset Program offered by the Custodian when they execute security trades where the Custodian is the broker. If a Fund chooses to participate in the Custody Fee Offset Program, a rebate amount will be applied to and credited against the fees payable by the Fund to the Custodian. For financial reporting purposes for the six months ended June 30, 2009, there were no fees reduced by the Custodian. Effective June 1, 2009, the Custody Fee Offset Program was terminated.

Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed is the Administration fees waived by the Administrator and the amount of other expenses reimbursed by the Advisor for each Fund for the six months ended June 30, 2009:

                               Touchstone                                   Touchstone
                               Baron Small   Touchstone     Touchstone      Large Cap
                               Cap Growth    Core Bond      High Yield     Core Equity
                                  Fund          Fund           Fund           Fund
Expense cap                          1.55%         1.00%          1.05%          1.00%
Administration fees waived     $   13,393    $    7,996     $    5,841     $   20,962
Expenses reimbursed            $   14,662    $       --     $       --     $       --
----------------------------------------------------------------------------------------

                               Touchstone    Touchstone      Touchstone     Touchstone
                                 Mid Cap    Money Market    Money Market   Third Avenue
                                 Growth        Fund -          Fund -         Value
                                  Fund         Class I        Class SC       Fund (a)
Expense cap                          1.17%         0.75%          0.75%          1.17%
Administration fees waived     $   19,515    $       --     $       --     $   52,999
Expenses reimbursed            $   13,317    $       --     $       --     $   37,111
----------------------------------------------------------------------------------------

                                Touchstone   Touchstone      Touchstone     Touchstone
                               Aggressive    Aggressive     Conservative   Conservative
                                ETF Fund -    ETF Fund -     ETF Fund -     ETF Fund -
                                 Class I      Class SC        Class I        Class SC
Expense cap                          0.75%         0.75%          0.75%          0.75%
Administration fees waived     $    9,010    $    4,040     $   13,086     $    5,915
Advisory fees waived and/or
  expenses reimbursed          $   13,406    $    9,455     $   10,866     $    7,672
----------------------------------------------------------------------------------------

                               Touchstone    Touchstone     Touchstone      Touchstone
                                Enhanced      Enhanced       Moderate       Moderate
                               ETF Fund -     ETF Fund -    ETF Fund -       ETF Fund -
                                Class I       Class SC        Class I       Class SC
Expense cap                          0.75%         0.75%          0.75%          0.75%
Administration fees waived     $   16,695    $    1,586     $   35,847     $    9,903
Advisory fees waived and/or
  expenses reimbursed          $   19,962    $    2,985     $    2,306     $      997
----------------------------------------------------------------------------------------

(a) Effective May 1, 2009, the Fund changed its expense limit from 1.09%.

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--------------------------------------------------------------------------------

6. Purchases and Sales of Investment Securities

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the six months ended June 30, 2009 were as follows:

                           Touchstone
                           Baron Small   Touchstone     Touchstone
                           Cap Growth    Core Bond      High Yield
                             Fund           Fund           Fund
Cost of Purchases         $   659,938   $10,997,539     $14,803,092
Proceeds from Sales       $ 1,079,813   $ 9,387,344     $11,018,597
---------------------------------------------------------------------

                           Touchstone    Touchstone     Touchstone
                            Large Cap      Mid Cap     Third Avenue
                           Core Equity     Growth         Value
                             Fund           Fund           Fund
Cost of Purchases         $14,191,507   $ 7,158,966     $ 2,125,965
Proceeds from Sales       $10,351,015   $ 8,872,912     $ 9,212,009
---------------------------------------------------------------------

                           Touchstone    Touchstone    Touchstone    Touchstone
                           Aggressive   Conservative    Enhanced      Moderate
                            ETF Fund      ETF Fund      ETF Fund      ETF Fund
Cost of Purchases         $ 4,567,510   $ 5,553,171   $ 6,929,560   $ 9,095,389
Proceeds from Sales       $ 5,086,695   $ 6,297,141   $11,687,403   $12,603,724
--------------------------------------------------------------------------------

7. Federal Tax Information

The tax character of distributions paid for the periods ended December 31, 2008 and 2007 was as follows:

                                    Touchstone                                                                    Touchstone
                                    Baron Small               Touchstone                Touchstone                 Large Cap
                                     Cap Growth                Core Bond                High Yield                Core Equity
                                       Fund                      Fund                      Fund                      Fund
                                 2008         2007         2008         2007         2008         2007         2008        2007
From ordinary income          $       --   $       --   $1,783,848   $1,720,286   $2,349,654   $2,416,208   $1,038,605   $  784,454
From long-term capital gains   3,402,506    3,431,149           --           --           --           --    2,810,369           --
------------------------------------------------------------------------------------------------------------------------------------
                              $3,402,506   $3,431,149   $1,783,848   $1,720,286   $2,349,654   $2,416,208   $3,848,974   $  784,454
------------------------------------------------------------------------------------------------------------------------------------

                                                               Touchstone               Touchstone
                                    Touchstone                   Money                 Third Avenue
                                   Mid Cap Growth                Market                    Value
                                       Fund                      Fund                      Fund
                                 2008         2007         2008         2007         2008         2007
From ordinary income          $1,217,508   $1,535,260   $3,852,800   $4,544,522   $ 1,626,068  $  948,228
From long-term capital gains   4,484,909    6,037,020           --           --    10,496,578   7,744,052
----------------------------------------------------------------------------------------------------------
                              $5,702,417   $7,572,280   $3,852,800   $4,544,522   $12,122,646  $8,692,280
----------------------------------------------------------------------------------------------------------

                                    Touchstone                Touchstone                Touchstone                Touchstone
                                    Aggressive               Conservative                Enhanced                  Moderate
                                        ETF                       ETF                       ETF                       ETF
                                       Fund                      Fund                      Fund                      Fund
                                 2008         2007         2008         2007         2008         2007         2008        2007
From ordinary income          $  406,288   $  384,842   $  669,583   $  402,455   $1,962,696   $  894,954   $1,051,875   $  689,766
From long-term capital gains   1,363,965      508,400      521,514       51,272    5,626,243      359,898      779,232      236,533
------------------------------------------------------------------------------------------------------------------------------------
                              $1,770,253   $  893,242   $1,191,097   $  453,727   $7,588,939   $1,254,852   $1,831,107   $  926,299
------------------------------------------------------------------------------------------------------------------------------------

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Notes to Financial Statements continued

The following information is computed on a tax basis for each item as of December 31, 2008:

                                               Touchstone                                         Touchstone
                                               Baron Small       Touchstone      Touchstone        Large Cap
                                               Cap Growth        Core Bond       High Yield       Core Equity
                                                  Fund             Fund             Fund             Fund
Tax cost of portfolio investments             $ 15,050,231     $ 39,104,165     $ 39,564,571     $ 81,786,012
-------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                    4,275,848          660,651          192,543               --
Gross unrealized depreciation                   (1,850,584)      (3,550,152)      (8,716,237)     (20,841,624)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)       2,425,264       (2,889,501)      (8,523,694)     (20,841,624)
Capital loss carryforward                         (893,256)        (844,785)      (2,566,228)      (9,402,701)
Post October losses                               (720,299)        (278,785)         (11,652)      (1,651,952)
Undistributed ordinary income                           --        1,889,191        2,027,665          761,831
-------------------------------------------------------------------------------------------------------------
Accumulated earnings (deficit)                $    811,709     $ (2,123,880)    $ (9,073,909)    $(31,134,446)
-------------------------------------------------------------------------------------------------------------

                                                                 Touchstone      Touchstone
                                               Touchstone          Money        Third Avenue
                                             Mid Cap Growth        Market          Value
                                                  Fund              Fund            Fund
Tax cost of portfolio investments             $ 33,487,926     $142,287,893     $ 88,452,230
--------------------------------------------------------------------------------------------
Gross unrealized appreciation                      211,802               --        8,652,927
Gross unrealized depreciation                   (8,658,658)              --      (25,122,871)
--------------------------------------------------------------------------------------------
Net unrealized depreciation                     (8,446,856)              --      (16,469,944)
Capital loss carryforward                       (1,915,049)        (244,745)      (2,078,724)
Post October losses                             (1,131,888)              --       (2,047,094)
Undistributed ordinary income                       22,151               --          977,362
Undistributed long-term gains                           --               --        3,380,340
--------------------------------------------------------------------------------------------
Accumulated deficit                           $(11,471,642)    $   (244,745)    $(16,238,060)
--------------------------------------------------------------------------------------------

                                               Touchstone        Touchstone      Touchstone       Touchstone
                                               Aggressive       Conservative      Enhanced         Moderate
                                                   ETF               ETF             ETF              ETF
                                                  Fund              Fund            Fund             Fund
Tax cost of portfolio investments             $ 21,532,853     $ 25,967,544     $ 34,169,315     $ 76,250,907
-------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                       63,241          269,599               --          573,296
Gross unrealized depreciation                   (5,268,272)      (2,788,670)      (5,447,618)     (13,766,047)
-------------------------------------------------------------------------------------------------------------
Net unrealized depreciation                     (5,205,031)      (2,519,071)      (5,447,618)     (13,192,751)
Capital loss carryforward                               --               --       (3,002,781)        (122,749)
Post October losses                                (40,964)          (1,696)      (4,170,968)        (724,600)
Undistributed ordinary income                      371,906          719,619          512,148        1,603,351
Undistributed long-term gains                      228,228          217,064               --               --
-------------------------------------------------------------------------------------------------------------
Accumulated deficit                           $ (4,645,861)    $ (1,584,084)    $(12,109,219)    $(12,436,749)
-------------------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

During the year ended December 31, 2008, the Third Avenue Value Fund utilized $377,436 of capital loss carryforwards.

During the year ended December 31, 2008, the Core Bond Fund and Money Market Fund had $203,221 and $104,616 of capital loss carryforwards expire unutilized.

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--------------------------------------------------------------------------------

The capital loss carryforwards as of December 31, 2008 in the table above expire as follows:

                                                  Amount       Expiration Date

Touchstone Baron Small Cap Growth Fund        $    893,256    December 31, 2016
                                              ------------

Touchstone Core Bond Fund                     $         22    December 31, 2011
                                                    59,279    December 31, 2012
                                                    74,295    December 31, 2013
                                                   629,628    December 31, 2014
                                                    81,561    December 31, 2016
                                              ------------
                                              $    844,785
                                              ------------

Touchstone High Yield Fund                    $    254,454    December 31, 2010
                                                 1,376,648    December 31, 2011
                                                   935,126    December 31, 2016
                                              ------------
                                              $  2,566,228
                                              ------------

Touchstone Large Cap Core Equity Fund*        $  4,692,851    December 31, 2011
                                                 2,118,382    December 31, 2015
                                                 2,591,468    December 31, 2016
                                              ------------
                                              $  9,402,701
                                              ------------

Touchstone Mid Cap Growth Fund                $  1,915,049    December 31, 2016
                                              ------------

Touchstone Money Market Fund*                 $    244,587    December 31, 2009
                                                        28    December 31, 2010
                                                       130    December 31, 2012
                                              ------------
                                              $    244,745
                                              ------------

Touchstone Third Avenue Value Fund*           $  1,828,749    December 31, 2010
                                                   216,360    December 31, 2011
                                                    22,282    December 31, 2013
                                                    11,333    December 31, 2014
                                              ------------
                                              $  2,078,724
                                              ------------

Touchstone Enhanced ETF Fund                  $  3,002,781    December 31, 2016
                                              ------------

Touchstone Moderate ETF Fund*                 $     58,366    December 31, 2015
                                                    64,383    December 31, 2016
                                              ------------
                                              $    122,749
                                              ------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

* A portion of the capital losses may be limited under tax regulations.

From November 1, 2008 to December 31, 2008, the following Funds incurred the following net losses ("Post-October losses"). The Funds intend to elect to defer these losses and treat them as arising on January 1, 2009:

                                               Amount
Touchstone Baron Small Cap Growth Fund      $   720,299
Touchstone Core Bond Fund                       278,785
Touchstone High Yield Fund                       11,652
Touchstone Large Cap Core Equity Fund         1,651,952
Touchstone Mid Cap Growth Fund                1,131,888
Touchstone Third Avenue Value Fund            2,047,094
Touchstone Aggressive ETF?Fund                   40,964
Touchstone Conservative ETF Fund                  1,696
Touchstone Enhanced ETF Fund                  4,170,968
Touchstone Moderate ETF Fund                    724,600

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Notes to Financial Statements continued


Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown securities, expiration of capital loss carryforwards and net investment losses. These reclassifications have no impact on the net assets or net assets per share of the Funds and are designed to present to the Funds capital accounts on a tax basis.

                                         Undistributed
                                         Net Investment  Realized      Paid-In
                                            Income       Gain/Loss     Capital
Touchstone Baron Small Cap Growth Fund    $  104,576    $    1,604   $ (106,180)
Touchstone Core Bond Fund                     13,628       189,593     (203,221)
Touchstone Large Cap Core Equity Fund             --        35,014      (35,014)
Touchstone Money Market Fund                      --       104,616     (104,616)
Touchstone Third Avenue Value Fund           (24,176)       24,176           --

For the six months ended June 30, 2009, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                   Net
                                                               Gross            Gross           Unrealized
                                             Federal        Unrealized       Unrealized        Appreciation
                                            Tax Cost       Appreciation     Depreciation      (Depreciation)
Touchstone Baron Small Cap Growth Fund    $  13,410,365    $   4,973,887    $    (489,156)    $   4,484,731
Touchstone Core Bond Fund                 $  40,245,181    $     720,194    $  (2,339,218)    $  (1,619,024)
Touchstone High Yield Fund                $  32,795,460    $   1,483,962    $  (3,092,526)    $  (1,608,564)
Touchstone Large Cap Core Equity Fund     $  77,935,397    $     884,003    $ (12,482,913)    $ (11,598,910)
Touchstone Mid Cap Growth Fund            $  28,340,475    $   1,080,290    $  (4,623,157)    $  (3,542,867)
Touchstone Money Market Fund              $ 112,879,601    $          --    $          --     $          --
Touchstone Third Avenue Value Fund        $  60,646,649    $  10,918,961    $ (12,575,566)    $  (1,656,605)
Touchstone Aggressive ETF Fund            $  17,105,947    $     420,330    $  (3,475,680)    $  (3,055,350)
Touchstone Conservative ETF Fund          $  23,840,768    $     355,739    $  (1,739,345)    $  (1,383,606)
Touchstone Enhanced ETF Fund              $  20,872,786    $          --    $  (2,730,622)    $  (2,730,622)
Touchstone Moderate ETF Fund              $  59,499,094    $     705,112    $ (11,005,754)    $ (10,300,642)

The Funds have adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more likely-than-not threshold would be recorded in the current year. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005 through 2008) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

8. Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                                                                           57
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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

9. Fund Mergers

On April 25, 2008, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of assets and liabilities of the Eagle Capital Appreciation Fund, Growth & Income Fund, and Value Plus Fund to the Large Cap Core Equity Fund in exchange for shares of the Large Cap Core Equity Fund and the subsequent liquidation of the Eagle Capital Appreciation Fund, Growth & Income Fund, and Value Plus Fund.

The merger was approved as follows:

                                                      Number of Votes
                                          -------------------------------------
                                             For          Against       Abstain
Eagle Capital Appreciation Fund           1,166,230        42,543        78,134
Growth & Income Fund                      1,292,858        11,777        68,580
Value Plus Fund                             861,169        11,375        92,826


The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain (loss) immediately before and after the reorganization:

                                                                                              After
                                               Before Reorganization                      Reorganization
                          ------------------------------------------------------------    --------------
                             Eagle
                             Capital        Growth &         Value          Large Cap       Large Cap
                          Appreciation       Income          Plus          Core Equity     Core Equity
                              Fund            Fund           Fund             Fund            Fund
Shares                       2,110,008       2,735,664       1,061,313       2,065,150         8,133,929
Net Assets                $ 29,383,669    $ 22,422,153    $ 11,892,474    $ 21,675,049    $   85,373,345
Net Asset Value           $      13.93    $       8.20    $      11.21    $      10.50    $        10.50
Unrealized Appreciation
  (Depreciation)          $     66,673    $    (20,156)   $     71,420    $   (938,416)   $     (820,479)
Accumulated Net
  Realized Gain (Loss)    $ (4,195,354)   $   (526,206)   $ (2,124,687)   $  3,472,934    $   (3,373,313)

On April 25, 2008, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of assets and liabilities of the Balanced Fund to the Moderate ETF Fund in exchange for shares of the Moderate ETF Fund and the subsequent liquidation of the Balanced Fund. In conjunction with this merger, Class I shares of the Touchstone Balanced Fund were exchanged for Class I shares of the Touchstone Moderate ETF Fund.

The merger was approved as follows:

                                        Number of Votes
                               --------------------------------
                                   For      Against     Abstain
                               1,318,658     20,946     167,983

   58
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--------------------------------------------------------------------------------
Notes to Financial Statements continued


The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation and realized gain (loss) immediately before and after the reorganization:

                                             Before                    After
                                         Reorganization           Reorganization
                                 ------------------------------   --------------
                                   Balanced       Moderate ETF     Moderate ETF
                                     Fund             Fund             Fund
Shares:
  Class I                           1,898,502        2,204,182        4,176,175
  Class SC                                 --        1,733,248        1,733,248
Net Assets:
  Class I                        $ 24,444,917     $ 27,325,985     $ 51,770,902
  Class SC                       $         --     $ 21,401,361     $ 21,401,361
Net Asset Value:
  Class I                        $      12.88     $      12.40     $      12.40
  Class SC                       $         --     $      12.35     $      12.35
Unrealized Appreciation          $     61,448     $    760,244     $    821,692
Accumulated Net Realized
  Gain (Loss)                    $    (58,366)    $    848,386     $    790,020

10. Treasury Department Temporary Guarantee Program

During a meeting held October 7, 2008 of the Board of Trustees, the Trustees unanimously approved the Touchstone Money Market Fund's participation in the Treasury Department Temporary Guarantee Program (Program), the initial term of which extended through December 18, 2008. The Fund will continue to participate in the Program through the Program's extension date of September 18, 2009 (Extension Period). In the event that a Fund's NAV should drop below $0.995 (the "Guarantee Event") and the Fund elects to liquidate, the Program provides coverage to shareholders of the Fund for amounts held in that Fund as of the close of business on September 19, 2008, subject to certain conditions and limitations. Participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

Any increase in the number of Fund shares held in an account after the close of business on September 19, 2008 are not guaranteed. If the number of Fund shares held in the account fluctuates during the period covered by the Program, shareholders are covered for the lesser of the number of Fund shares held as of the close of business on September 19, 2008, or the number of shares held in the Fund on the date of the Guarantee Event.

The cost of the Program is $1.00 multiplied by the sum of all covered shares in the Fund multiplied by 0.00015 (1.5 basis points) for the Extension Period. The cost to participate in the Program is borne by the Fund without regard to any expense limitation currently in effect, as these costs constitute "extraordinary expenses not incurred in the ordinary course of the Fund's business," although only shareholder balances as of September 19, 2008 are covered by the Program.

11. Subsequent Events

The Funds evaluated subsequent events from June 30, 2009, the date of these financial statements, through August 21, 2009, the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

                                                                           59
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

OTHER ITEMS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2009


Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 is available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2009" to estimate the expenses you paid on your account during this period.

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--------------------------------------------------------------------------------
Other Items continued

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                     Expenses
                                          Net Expense Ratio     Beginning          Ending        Paid During the
                                             Annualized       Account Value     Account Value    Six Months Ended
                                              June 30,          January 1,        June 30,          June 30,
                                                2009              2009              2009              2009*

TOUCHSTONE BARON SMALL CAP GROWTH FUND
   Actual                                        1.55%         $ 1,000.00        $ 1,113.10          $ 8.12
   Hypothetical                                  1.55%         $ 1,000.00        $ 1,017.11          $ 7.75

TOUCHSTONE CORE BOND FUND
   Actual                                        1.00%         $ 1,000.00        $ 1,063.20          $ 5.12
   Hypothetical                                  1.00%         $ 1,000.00        $ 1,019.84          $ 5.01

TOUCHSTONE HIGH YIELD FUND
   Actual                                        1.05%         $ 1,000.00        $ 1,246.40          $ 5.84
   Hypothetical                                  1.05%         $ 1,000.00        $ 1,019.59          $ 5.25

TOUCHSTONE LARGE CAP CORE EQUITY FUND
   Actual                                        1.00%         $ 1,000.00        $ 1,035.90          $ 5.05
   Hypothetical                                  1.00%         $ 1,000.00        $ 1,019.84          $ 5.01

TOUCHSTONE MID CAP GROWTH FUND
   Actual                                        1.16%         $ 1,000.00        $ 1,110.70          $ 6.09
   Hypothetical                                  1.16%         $ 1,000.00        $ 1,019.02          $ 5.83

TOUCHSTONE MONEY MARKET FUND
   Actual                                        0.69%         $ 1,000.00        $ 1,007.10          $ 3.41
   Hypothetical                                  0.69%         $ 1,000.00        $ 1,021.40          $ 3.43

TOUCHSTONE THIRD AVENUE VALUE FUND
   Actual                                        1.06%         $ 1,000.00        $ 1,063.40          $ 5.43
   Hypothetical                                  1.06%         $ 1,000.00        $ 1,019.54          $ 5.31

TOUCHSTONE AGGRESSIVE ETF FUND
   Class I  Actual                               0.75%         $ 1,000.00        $ 1,026.90          $ 3.78
   Class I  Hypothetical                         0.75%         $ 1,000.00        $ 1,021.07          $ 3.77

TOUCHSTONE CONSERVATIVE ETF FUND
   Class I  Actual                               0.75%         $ 1,000.00        $ 1,019.70          $ 3.76
   Class I  Hypothetical                         0.75%         $ 1,000.00        $ 1,021.07          $ 3.76

TOUCHSTONE ENHANCED ETF FUND
   Class I  Actual                               0.75%         $ 1,000.00        $ 1,024.20          $ 3.77
   Class I  Hypothetical                         0.75%         $ 1,000.00        $ 1,021.07          $ 3.76

TOUCHSTONE MODERATE ETF FUND
   Class I  Actual                               0.75%         $ 1,000.00        $ 1,023.80          $ 3.77
   Class I  Hypothetical                         0.75%         $ 1,000.00        $ 1,021.07          $ 3.76

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

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

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

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









                               [LOGO] TOUCHSTONE(R)
                                      INVESTMENTS

                                                          TSF-1006-TVST-SAR-0906

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable in semiannual filing.

(a)(2) The certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b) The certifications required by Item 11(b) of Form N-CSR are filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust
             -------------------------------------------------------------------

By: /s/ Jill T. McGruder
   ---------------------
   President


--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: August 18, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jill T. McGruder
   ---------------------
   President



--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: August 18, 2009


By: /s/ Terrie A. Wiedenheft
   -------------------------
   Controller & Treasurer


--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: August 18, 2009